PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)
1
Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 34.8%
United States Treasury Bonds : 5.8%
160,000
1.250
%,
05/15/2050 $ 81,888
0.0
215,300
1.625
%,
11/15/2050 121,678
0.0
5,968,900
2.250
%,
08/15/2046 4,087,181
0.2
4,112,800
2.500
%,
02/15/2046 2,975,836
0.2
5,330,200
2.500
%,
05/15/2046 3,847,113
0.2
5,300,900
3.000
%,
11/15/2044 4,246,725
0.3
5,900,200
3.000
%,
11/15/2045 4,688,354
0.3
26,600
3.000
%,
02/15/2049 20,747
0.0
3,340,800
3.125
%,
08/15/2044 2,737,172
0.2
2,637,200
3.250
%,
05/15/2042 2,242,547
0.1
5,267,100
3.625
%,
02/15/2044 4,675,374
0.3
5,435,400
3.750
%,
11/15/2043 4,918,506
0.3
4,609,300
3.875
%,
08/15/2040 4,352,548
0.3
1,360,000
4.375
%,
08/15/2043 1,344,275
0.1
5,639,900
(1)
4.500
%,
02/15/2044 5,672,506
0.3
46,045,800
4.750
%,
11/15/2053 49,164,684
3.0
95,177,134
5.8
United States Treasury Notes : 29.0%
10,898,900
0.375
%,
01/31/2026 10,078,502
0.6
9,650,000
1.250
%,
11/30/2026 8,874,984
0.5
32,299,200
1.500
%,
01/31/2027 29,790,965
1.8
10,000
1.875
%,
06/30/2026 9,437
0.0
7,128,700
2.000
%,
11/15/2026 6,693,459
0.4
19,000
2.250
%,
04/30/2024 18,953
0.0
3,793,800
2.250
%,
11/15/2024 3,725,150
0.2
547,000
2.750
%,
04/30/2027 521,018
0.0
838,800
2.750
%,
08/15/2032 752,463
0.1
3,872,000
2.875
%,
04/30/2025 3,786,393
0.2
10,272,400
2.875
%,
06/15/2025 10,025,220
0.6
4,538,900
3.000
%,
07/15/2025 4,433,229
0.3
32,300
3.250
%,
06/30/2027 31,199
0.0
1,536,200
3.875
%,
08/15/2033 1,495,755
0.1
51,226,600
4.000
%,
02/15/2034 50,386,164
3.1
93,532,000
4.250
%,
03/15/2027 93,108,183
5.7
5,659,600
(1)
4.250
%,
02/28/2029 5,668,001
0.4
131,961,000
4.250
%,
03/31/2029 131,399,135
8.1
41,072,900
4.250
%,
02/28/2031 41,153,120
2.5
64,999,000
4.500
%,
03/31/2026 64,839,041
4.0
902,000
(1)
4.625
%,
02/28/2025 898,375
0.1
4,858,000
(1)
4.625
%,
02/28/2026 4,854,394
0.3
472,543,140
29.0
Total U.S. Treasury
Obligations
(Cost $582,563,400)
567,720,274
34.8
CORPORATE BONDS/NOTES : 28.3%
Basic Materials : 0.7%
588,000  Air Products and
Chemicals, Inc.,
1.850%,
05/15/2027 540,132
0.1
500,000  Air Products and
Chemicals, Inc.,
2.050%,
05/15/2030 428,299
0.0
588,000  Air Products and
Chemicals, Inc.,
2.700%,
05/15/2040 429,768
0.0
357,000  ArcelorMittal SA,
6.550%,
11/29/2027 370,653
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
470,000  Barrick PD Australia
Finance Pty Ltd.,
5.950%,
10/15/2039 $ 489,262
0.1
256,000  BHP Billiton Finance
USA Ltd., 5.000%,
09/30/2043 246,685
0.0
68,000  Celanese US Holdings
LLC, 6.050%,
03/15/2025 68,148
0.0
62,000  Celanese US Holdings
LLC, 6.165%,
07/15/2027 63,175
0.0
250,000  Celanese US Holdings
LLC, 6.330%,
07/15/2029 259,366
0.0
120,000  CF Industries, Inc.,
5.150%,
03/15/2034 118,168
0.0
500,000
(2)
Chevron Phillips
Chemical Co LLC
/ Chevron Phillips
Chemical Co. L.P.,
3.700%,
06/01/2028 479,435
0.0
407,000  Dow Chemical Co.,
2.100%,
11/15/2030 343,993
0.0
441,000  Dow Chemical Co.,
3.600%,
11/15/2050 321,777
0.0
351,000  Dow Chemical Co.,
4.250%,
10/01/2034 323,764
0.0
588,000  DuPont de Nemours,
Inc., 5.419%,
11/15/2048 587,946
0.1
400,000  Eastman Chemical Co.,
4.650%,
10/15/2044 340,804
0.0
750,000  Ecolab, Inc., 2.700%,
12/15/2051 485,742
0.0
69,000  EIDP, Inc., 4.500%,
05/15/2026 68,228
0.0
76,000  Freeport-McMoRan,
Inc., 5.450%,
03/15/2043 72,826
0.0
532,000
(1)
International Paper Co.,
4.350%,
08/15/2048 449,840
0.0
500,000  Linde, Inc., 1.100%,
08/10/2030 404,609
0.0
576,000  LYB International
Finance III LLC,
1.250%,
10/01/2025 541,045
0.1
441,000  LYB International
Finance III LLC,
3.375%,
10/01/2040 331,285
0.0
250,000  Mosaic Co., 5.450%,
11/15/2033 250,110
0.0
252,000  Newmont Corp.,
6.250%,
10/01/2039 269,672
0.0
588,000  Nucor Corp., 2.000%,
06/01/2025 565,347
0.1
588,000  Nutrien Ltd., 2.950%,
05/13/2030 524,671
0.1
500,000  PPG Industries, Inc.,
1.200%,
03/15/2026 463,749
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
500,000  PPG Industries, Inc.,
2.550%,
06/15/2030 $ 437,386
0.0
441,000  Rio Tinto Finance
USA Ltd., 7.125%,
07/15/2028 481,383
0.0
588,000  Sherwin-Williams Co.,
3.450%,
06/01/2027 562,262
0.1
250,000  Southern Copper Corp.,
5.875%,
04/23/2045 250,625
0.0
350,000  Southern Copper Corp.,
6.750%,
04/16/2040 389,375
0.0
130,000  Vale Overseas Ltd.,
6.125%,
06/12/2033 131,300
0.0
20,000  Westlake Corp.,
3.600%,
08/15/2026 19,227
0.0
12,110,057
0.7
Communications : 2.7%
500,000  Alibaba Group
Holding Ltd., 2.125%,
02/09/2031 415,858
0.0
588,000  Alibaba Group
Holding Ltd., 3.400%,
12/06/2027 556,945
0.1
588,000  Alphabet, Inc., 1.100%,
08/15/2030 481,680
0.0
1,175,000  Alphabet, Inc., 1.900%,
08/15/2040 790,149
0.1
80,000
(1)
Amazon.com, Inc.,
0.800%,
06/03/2025 76,258
0.0
175,000  Amazon.com, Inc.,
1.000%,
05/12/2026 161,648
0.0
80,000  Amazon.com, Inc.,
1.200%,
06/03/2027 71,944
0.0
125,000  Amazon.com, Inc.,
1.500%,
06/03/2030 104,386
0.0
140,000  Amazon.com, Inc.,
1.650%,
05/12/2028 125,062
0.0
190,000  Amazon.com, Inc.,
2.100%,
05/12/2031 161,193
0.0
160,000  Amazon.com, Inc.,
2.500%,
06/03/2050 102,211
0.0
125,000  Amazon.com, Inc.,
2.700%,
06/03/2060 77,568
0.0
125,000  Amazon.com, Inc.,
2.875%,
05/12/2041 95,204
0.0
95,000  Amazon.com, Inc.,
3.000%,
04/13/2025 93,049
0.0
205,000  Amazon.com, Inc.,
3.100%,
05/12/2051 147,351
0.0
358,000  Amazon.com, Inc.,
3.150%,
08/22/2027 341,312
0.0
110,000  Amazon.com, Inc.,
3.250%,
05/12/2061 77,341
0.0
125,000  Amazon.com, Inc.,
3.300%,
04/13/2027 120,272
0.0
95,000
(1)
Amazon.com, Inc.,
3.450%,
04/13/2029 90,729
0.0
160,000  Amazon.com, Inc.,
3.600%,
04/13/2032 149,075
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
78,000  Amazon.com, Inc.,
3.800%,
12/05/2024 $ 77,265
0.0
175,000  Amazon.com, Inc.,
3.875%,
08/22/2037 158,066
0.0
160,000  Amazon.com, Inc.,
3.950%,
04/13/2052 134,429
0.0
220,000  Amazon.com, Inc.,
4.050%,
08/22/2047 191,829
0.0
80,000  Amazon.com, Inc.,
4.100%,
04/13/2062 67,502
0.0
140,000  Amazon.com, Inc.,
4.250%,
08/22/2057 121,995
0.0
80,000  Amazon.com, Inc.,
4.600%,
12/01/2025 79,715
0.0
95,000  Amazon.com, Inc.,
4.650%,
12/01/2029 95,589
0.0
80,000  Amazon.com, Inc.,
4.700%,
11/29/2024 79,756
0.0
140,000  Amazon.com, Inc.,
4.700%,
12/01/2032 140,617
0.0
78,000  Amazon.com, Inc.,
4.800%,
12/05/2034 78,688
0.0
95,000  Amazon.com, Inc.,
4.950%,
12/05/2044 95,191
0.0
55,000  Amazon.com, Inc.,
5.200%,
12/03/2025 55,261
0.0
588,000  AT&T, Inc., 1.700%,
03/25/2026 550,018
0.1
1,175,000  AT&T, Inc., 3.500%,
06/01/2041 917,756
0.1
2,988,000  AT&T, Inc., 3.500%,
09/15/2053 2,109,781
0.1
588,000  AT&T, Inc., 3.650%,
06/01/2051 432,061
0.0
588,000  AT&T, Inc., 4.500%,
05/15/2035 549,479
0.1
500,000  AT&T, Inc., 4.650%,
06/01/2044 440,776
0.0
588,000  Baidu, Inc., 1.720%,
04/09/2026 548,275
0.1
201,000  British
Telecommunications
PLC, 9.625%,
12/15/2030 246,643
0.0
500,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.300%,
02/01/2032 385,926
0.0
750,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.500%,
06/01/2041 503,983
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
881,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.908%,
07/23/2025 $ 870,517
0.1
881,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.375%,
05/01/2047 710,461
0.1
588,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.484%,
10/23/2045 545,406
0.1
881,000  Cisco Systems, Inc.,
5.500%,
01/15/2040 927,740
0.1
1,763,000  Comcast Corp.,
1.950%,
01/15/2031 1,465,402
0.1
582,000  Comcast Corp.,
2.887%,
11/01/2051 378,101
0.0
1,102,000  Comcast Corp.,
2.937%,
11/01/2056 694,432
0.1
654,000  Comcast Corp.,
2.987%,
11/01/2063 402,016
0.0
588,000  Comcast Corp.,
3.750%,
04/01/2040 489,048
0.0
425,000  Comcast Corp.,
3.969%,
11/01/2047 341,896
0.0
441,000  Comcast Corp.,
4.200%,
08/15/2034 411,155
0.0
441,000  Comcast Corp.,
4.250%,
01/15/2033 417,742
0.0
68,000  Comcast Corp.,
6.500%,
11/15/2035 75,474
0.0
881,000  Deutsche Telekom
International Finance
BV, 8.750%,
06/15/2030 1,041,740
0.1
734,000  Discovery
Communications LLC,
3.625%,
05/15/2030 656,858
0.1
250,000  Discovery
Communications LLC,
3.900%,
11/15/2024 247,059
0.0
881,000  eBay, Inc., 2.700%,
03/11/2030 780,386
0.1
301,000  Fox Corp., 4.709%,
01/25/2029 296,907
0.0
500,000  Interpublic Group of
Cos., Inc., 2.400%,
03/01/2031 419,277
0.0
828,000  Meta Platforms, Inc.,
3.850%,
08/15/2032 776,288
0.1
10,000  Motorola Solutions, Inc.,
4.000%,
09/01/2024 9,919
0.0
187,000  Motorola Solutions, Inc.,
4.600%,
05/23/2029 183,331
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
306,000  NBCUniversal
Media LLC, 4.450%,
01/15/2043 $ 271,968
0.0
229,000  Netflix, Inc., 5.875%,
11/15/2028 238,140
0.0
177,000  Omnicom Group, Inc. /
Omnicom Capital, Inc.,
3.600%,
04/15/2026 171,958
0.0
500,000  Orange SA, 5.500%,
02/06/2044 504,988
0.1
1,104,000  Paramount Global,
4.200%,
05/19/2032 917,857
0.1
390,000  Paramount Global,
4.375%,
03/15/2043 265,000
0.0
440,000  Paramount Global,
5.850%,
09/01/2043 356,879
0.0
595,000  Rogers
Communications, Inc.,
3.800%,
03/15/2032 535,044
0.1
250,000  Rogers
Communications, Inc.,
5.000%,
03/15/2044 229,477
0.0
457,000  Sprint Capital Corp.,
6.875%,
11/15/2028 487,359
0.0
232,000  Telefonica Emisiones
SA, 4.103%,
03/08/2027 225,694
0.0
404,000  Telefonica Emisiones
SA, 7.045%,
06/20/2036 452,553
0.0
513,000  TELUS Corp., 3.400%,
05/13/2032 449,880
0.0
588,000  Time Warner Cable
LLC, 4.500%,
09/15/2042 435,492
0.0
65,000  T-Mobile USA, Inc.,
1.500%,
02/15/2026 60,707
0.0
110,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 98,593
0.0
115,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 108,892
0.0
65,000  T-Mobile USA, Inc.,
2.250%,
11/15/2031 53,403
0.0
30,000  T-Mobile USA, Inc.,
2.400%,
03/15/2029 26,603
0.0
160,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 136,352
0.0
75,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 71,289
0.0
65,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 58,229
0.0
60,000  T-Mobile USA, Inc.,
2.700%,
03/15/2032 50,488
0.0
65,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 56,517
0.0
160,000  T-Mobile USA, Inc.,
3.000%,
02/15/2041 117,920
0.0
190,000  T-Mobile USA, Inc.,
3.300%,
02/15/2051 132,958
0.0
150,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 138,845
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
175,000  T-Mobile USA, Inc.,
3.400%,
10/15/2052 $ 124,237
0.0
190,000  T-Mobile USA, Inc.,
3.500%,
04/15/2025 186,315
0.0
155,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 140,118
0.0
105,000  T-Mobile USA, Inc.,
3.600%,
11/15/2060 73,687
0.0
250,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 240,834
0.0
726,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 680,318
0.1
125,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 111,392
0.0
190,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 164,810
0.0
95,000  T-Mobile USA, Inc.,
4.750%,
02/01/2028 93,810
0.0
55,000  T-Mobile USA, Inc.,
4.800%,
07/15/2028 54,568
0.0
65,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 64,869
0.0
165,000  T-Mobile USA, Inc.,
5.050%,
07/15/2033 163,288
0.0
80,000  T-Mobile USA, Inc.,
5.200%,
01/15/2033 80,123
0.0
30,000  T-Mobile USA, Inc.,
5.375%,
04/15/2027 30,150
0.0
110,000  T-Mobile USA, Inc.,
5.650%,
01/15/2053 112,405
0.0
65,000  T-Mobile USA, Inc.,
5.750%,
01/15/2034 67,725
0.0
80,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 82,901
0.0
45,000  T-Mobile USA, Inc.,
5.800%,
09/15/2062 46,670
0.0
65,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 69,528
0.0
400,000  TWDC Enterprises
18 Corp., 3.000%,
02/13/2026 385,777
0.0
300,000  TWDC Enterprises 18
Corp., GMTN, 4.125%,
06/01/2044 261,117
0.0
90,000  Verizon
Communications, Inc.,
0.850%,
11/20/2025 83,915
0.0
120,000  Verizon
Communications, Inc.,
1.450%,
03/20/2026 111,941
0.0
65,000  Verizon
Communications, Inc.,
1.500%,
09/18/2030 53,095
0.0
70,000  Verizon
Communications, Inc.,
1.680%,
10/30/2030 57,056
0.0
141,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 114,497
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
190,000  Verizon
Communications, Inc.,
2.100%,
03/22/2028 $ 171,115
0.0
291,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 239,249
0.0
235,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 200,828
0.0
120,000  Verizon
Communications, Inc.,
2.625%,
08/15/2026 113,727
0.0
190,000  Verizon
Communications, Inc.,
2.650%,
11/20/2040 133,965
0.0
65,000  Verizon
Communications, Inc.,
2.850%,
09/03/2041 46,830
0.0
175,000  Verizon
Communications, Inc.,
2.875%,
11/20/2050 114,398
0.0
230,000  Verizon
Communications, Inc.,
2.987%,
10/30/2056 147,250
0.0
45,000  Verizon
Communications, Inc.,
3.000%,
03/22/2027 42,656
0.0
125,000
(1)
Verizon
Communications, Inc.,
3.000%,
11/20/2060 78,020
0.0
95,000  Verizon
Communications, Inc.,
3.150%,
03/22/2030 85,916
0.0
85,000  Verizon
Communications, Inc.,
3.376%,
02/15/2025 83,477
0.0
235,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 183,788
0.0
75,000  Verizon
Communications, Inc.,
3.500%,
11/01/2024 74,071
0.0
285,000  Verizon
Communications, Inc.,
3.550%,
03/22/2051 211,737
0.0
220,000  Verizon
Communications, Inc.,
3.700%,
03/22/2061 161,005
0.0
45,000  Verizon
Communications, Inc.,
3.850%,
11/01/2042 37,037
0.0
65,000  Verizon
Communications, Inc.,
3.875%,
02/08/2029 62,250
0.0
65,000
(1)
Verizon
Communications, Inc.,
3.875%,
03/01/2052 51,146
0.0
75,000  Verizon
Communications, Inc.,
4.000%,
03/22/2050 60,689
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
250,000  Verizon
Communications, Inc.,
4.016%,
12/03/2029 $ 238,602
0.0
205,000  Verizon
Communications, Inc.,
4.125%,
03/16/2027 200,702
0.0
60,000  Verizon
Communications, Inc.,
4.125%,
08/15/2046 50,371
0.0
80,000  Verizon
Communications, Inc.,
4.272%,
01/15/2036 73,557
0.0
266,000  Verizon
Communications, Inc.,
4.329%,
09/21/2028 260,159
0.0
119,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 112,238
0.0
135,000  Verizon
Communications, Inc.,
4.500%,
08/10/2033 129,151
0.0
80,000  Verizon
Communications, Inc.,
4.522%,
09/15/2048 71,116
0.0
45,000  Verizon
Communications, Inc.,
4.672%,
03/15/2055 40,801
0.0
33,000  Verizon
Communications, Inc.,
4.750%,
11/01/2041 31,291
0.0
70,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 66,130
0.0
150,000  Verizon
Communications, Inc.,
4.862%,
08/21/2046 140,943
0.0
45,000  Verizon
Communications, Inc.,
5.012%,
04/15/2049 44,674
0.0
50,000  Verizon
Communications, Inc.,
5.012%,
08/21/2054 47,692
0.0
65,000  Verizon
Communications, Inc.,
5.050%,
05/09/2033 65,000
0.0
70,000  Verizon
Communications, Inc.,
5.250%,
03/16/2037 70,808
0.0
30,000  Verizon
Communications, Inc.,
5.500%,
03/16/2047 30,848
0.0
25,000  Verizon
Communications, Inc.,
5.850%,
09/15/2035 26,441
0.0
20,000  Verizon
Communications, Inc.,
6.400%,
09/15/2033 21,774
0.0
50,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 56,712
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
35,000  Verizon
Communications, Inc.,
7.750%,
12/01/2030 $ 40,381
0.0
1,175,000  Vodafone Group PLC,
4.125%,
05/30/2025 1,157,404
0.1
588,000  Vodafone Group PLC,
6.150%,
02/27/2037 628,024
0.1
200,000  Walt Disney Co.,
1.750%,
08/30/2024 196,999
0.0
588,000  Walt Disney Co.,
1.750%,
01/13/2026 556,094
0.1
588,000  Walt Disney Co.,
2.200%,
01/13/2028 540,354
0.1
1,175,000  Walt Disney Co.,
2.650%,
01/13/2031 1,034,812
0.1
588,000  Walt Disney Co.,
3.600%,
01/13/2051 455,862
0.0
250,000  Walt Disney Co.,
4.750%,
09/15/2044 234,950
0.0
43,672,266
2.7
Consumer, Cyclical : 1.4%
149,065  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 137,142
0.0
194,949  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 177,856
0.0
566,778  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 519,624
0.1
500,000  American Honda
Finance Corp., GMTN,
2.300%,
09/09/2026 469,682
0.0
1,175,000  American Honda
Finance Corp., MTN,
1.200%,
07/08/2025 1,116,457
0.1
500,000  American Honda
Finance Corp., MTN,
2.000%,
03/24/2028 450,533
0.0
500,000  AutoZone, Inc., 1.650%,
01/15/2031 403,247
0.0
588,000  BorgWarner, Inc.,
2.650%,
07/01/2027 544,625
0.1
9,000  Costco Wholesale
Corp., 1.600%,
04/20/2030 7,580
0.0
250,000  Cummins, Inc., 1.500%,
09/01/2030 158,109
0.0
500,000  Cummins, Inc., 2.600%,
09/01/2050 409,186
0.0
117,000
(1)
Dollar General Corp.,
5.450%,
07/05/2033 117,424
0.0
441,000  General Motors Co.,
6.600%,
04/01/2036 469,203
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
500,000  General Motors
Financial Co., Inc.,
2.400%,
04/10/2028 $ 449,236
0.0
500,000  General Motors
Financial Co., Inc.,
3.850%,
01/05/2028 476,463
0.0
500,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 488,524
0.1
588,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 586,451
0.1
579,000  Genuine Parts Co.,
1.750%,
02/01/2025 560,445
0.1
420,000  Hasbro, Inc., 3.900%,
11/19/2029 390,060
0.0
588,000  Home Depot, Inc.,
2.700%,
04/15/2030 524,024
0.1
500,000  Home Depot, Inc.,
2.800%,
09/14/2027 471,154
0.0
588,000  Home Depot, Inc.,
3.300%,
04/15/2040 467,942
0.0
1,381,000  Home Depot, Inc.,
5.875%,
12/16/2036 1,484,007
0.1
61,000  Hyatt Hotels Corp.,
5.750%,
01/30/2027 61,970
0.0
500,000  Lear Corp., 4.250%,
05/15/2029 478,324
0.0
500,000  Lear Corp., 5.250%,
05/15/2049 456,744
0.0
120,000  Lennar Corp., 4.750%,
11/29/2027 118,520
0.0
441,000  Lowe's Cos., Inc.,
2.625%,
04/01/2031 379,656
0.0
588,000  Lowe's Cos., Inc.,
3.100%,
05/03/2027 557,782
0.1
500,000  Lowe's Cos., Inc.,
3.650%,
04/05/2029 474,371
0.0
50,000  Magna International,
Inc., 2.450%,
06/15/2030 43,296
0.0
230,000  Marriott International,
Inc., 5.000%,
10/15/2027 229,388
0.0
500,000  Marriott International,
Inc. HH, 2.850%,
04/15/2031 431,470
0.0
500,000  McDonald's Corp.,
MTN, 3.700%,
01/30/2026 489,473
0.1
400,000  McDonald's Corp.,
MTN, 4.600%,
05/26/2045 359,754
0.0
500,000  McDonald's Corp.,
MTN, 4.700%,
12/09/2035 486,707
0.0
325,000  McDonald's Corp.,
MTN, 6.300%,
10/15/2037 357,101
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
500,000  NIKE, Inc., 2.375%,
11/01/2026 $ 471,106
0.0
500,000  NIKE, Inc., 3.375%,
11/01/2046 381,433
0.0
102,000  PulteGroup, Inc.,
5.500%,
03/01/2026 102,110
0.0
500,000
(1)
Starbucks Corp.,
3.000%,
02/14/2032 437,653
0.0
500,000  Starbucks Corp.,
3.550%,
08/15/2029 472,395
0.0
500,000  Target Corp., 1.950%,
01/15/2027 464,910
0.0
588,000  Target Corp., 3.500%,
07/01/2024 585,261
0.1
588,000  TJX Cos., Inc., 1.600%,
05/15/2031 477,079
0.0
588,000  Toyota Motor Credit
Corp., GMTN, 3.050%,
01/11/2028 555,607
0.1
588,000  Toyota Motor Credit
Corp., MTN, 1.800%,
02/13/2025 570,723
0.1
500,000  Toyota Motor Credit
Corp., MTN, 1.900%,
04/06/2028 449,289
0.0
500,000  Toyota Motor Credit
Corp., MTN, 3.200%,
01/11/2027 478,472
0.0
318,677  United Airlines Pass
Through Trust 2015-1,
AA, 3.450%,
06/01/2029 298,960
0.0
164,256  United Airlines Pass
Through Trust 2016-1,
A, 3.450%,
01/07/2030 149,276
0.0
432,042  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 397,795
0.0
88,000  Walgreens Boots
Alliance, Inc., 3.450%,
06/01/2026 83,961
0.0
588,000  Walmart, Inc., 3.300%,
04/22/2024 587,274
0.1
74,000  Walmart, Inc., 3.900%,
09/09/2025 72,965
0.0
383,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 318,137
0.0
300,000  Whirlpool Corp.,
3.700%,
05/01/2025 294,444
0.0
23,452,380
1.4
Consumer, Non-cyclical : 5.2%
588,000  Abbott Laboratories,
1.400%,
06/30/2030 490,389
0.0
284,000  Abbott Laboratories,
3.750%,
11/30/2026 277,618
0.0
339,000  Abbott Laboratories,
4.750%,
11/30/2036 336,376
0.0
500,000  Abbott Laboratories,
4.750%,
04/15/2043 481,649
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
588,000  Abbott Laboratories,
4.900%,
11/30/2046 $ 574,366
0.1
546,000  AbbVie, Inc., 3.200%,
05/14/2026 527,177
0.1
363,000  AbbVie, Inc., 3.200%,
11/21/2029 334,588
0.0
454,000  AbbVie, Inc., 3.600%,
05/14/2025 445,727
0.0
241,000  AbbVie, Inc., 3.800%,
03/15/2025 237,629
0.0
363,000  AbbVie, Inc., 4.050%,
11/21/2039 323,421
0.0
275,000  AbbVie, Inc., 4.250%,
11/21/2049 238,375
0.0
310,000  AbbVie, Inc., 4.300%,
05/14/2036 291,278
0.0
310,000  AbbVie, Inc., 4.450%,
05/14/2046 278,580
0.0
276,000  AbbVie, Inc., 4.550%,
03/15/2035 266,891
0.0
250,000  Aetna, Inc., 3.500%,
11/15/2024 246,703
0.0
300,000  Aetna, Inc., 4.500%,
05/15/2042 259,851
0.0
300,000  Altria Group, Inc.,
4.250%,
08/09/2042 246,172
0.0
138,000  Altria Group, Inc.,
4.800%,
02/14/2029 136,722
0.0
500,000  Altria Group, Inc.,
5.800%,
02/14/2039 506,994
0.1
1,175,000  Amgen, Inc., 2.300%,
02/25/2031 993,966
0.1
588,000  Amgen, Inc., 3.150%,
02/21/2040 452,113
0.0
881,000  Amgen, Inc., 4.400%,
05/01/2045 766,006
0.1
15,000  Amgen, Inc., 5.650%,
03/02/2053 15,295
0.0
63,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
3.650%,
02/01/2026 61,596
0.0
335,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 324,049
0.0
601,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 571,510
0.1
25,000  Anheuser-Busch InBev
Finance, Inc., 4.000%,
01/17/2043 21,553
0.0
55,000  Anheuser-Busch InBev
Finance, Inc., 4.625%,
02/01/2044 50,694
0.0
40,000  Anheuser-Busch InBev
Finance, Inc., 4.700%,
02/01/2036 38,692
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
90,000  Anheuser-Busch InBev
Finance, Inc., 4.900%,
02/01/2046 $ 84,605
0.0
111,000  Anheuser-Busch
InBev Worldwide, Inc.,
3.500%,
06/01/2030 103,443
0.0
30,000  Anheuser-Busch
InBev Worldwide, Inc.,
3.750%,
07/15/2042 25,266
0.0
160,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.000%,
04/13/2028 156,139
0.0
61,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.350%,
06/01/2040 55,279
0.0
95,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 88,352
0.0
110,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.439%,
10/06/2048 97,974
0.0
101,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.500%,
06/01/2050 92,702
0.0
140,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.600%,
04/15/2048 128,081
0.0
30,000
(1)
Anheuser-Busch
InBev Worldwide, Inc.,
4.600%,
06/01/2060 26,990
0.0
270,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.750%,
01/23/2029 270,051
0.0
60,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.750%,
04/15/2058 55,404
0.0
45,000
(1)
Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
01/23/2031 45,554
0.0
95,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.950%,
01/15/2042 92,336
0.0
125,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.450%,
01/23/2039 129,133
0.0
250,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.550%,
01/23/2049 260,835
0.0
125,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.800%,
01/23/2059 134,547
0.0
20,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.875%,
06/15/2035 21,397
0.0
30,000  Anheuser-Busch
InBev Worldwide, Inc.,
8.000%,
11/15/2039 37,985
0.0
81,000  Anheuser-Busch
InBev Worldwide, Inc.,
8.200%,
01/15/2039 105,204
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
171,000  Archer-Daniels-
Midland Co., 2.500%,
08/11/2026 $ 161,693
0.0
588,000  AstraZeneca PLC,
4.000%,
01/17/2029 570,424
0.1
588,000  AstraZeneca PLC,
4.375%,
08/17/2048 525,577
0.1
823,000  AstraZeneca PLC,
6.450%,
09/15/2037 930,946
0.1
500,000  Automatic Data
Processing, Inc.,
3.375%,
09/15/2025 489,314
0.0
341,000  BAT Capital Corp.,
3.222%,
08/15/2024 337,687
0.0
14,000  BAT Capital Corp.,
3.557%,
08/15/2027 13,262
0.0
224,000  Baxalta, Inc., 4.000%,
06/23/2025 220,434
0.0
588,000  Becton Dickinson & Co.,
1.957%,
02/11/2031 482,781
0.0
441,000  Biogen, Inc., 4.050%,
09/15/2025 432,981
0.0
500,000  Boston Scientific Corp.,
1.900%,
06/01/2025 480,531
0.0
500,000  Boston Scientific Corp.,
2.650%,
06/01/2030 440,599
0.0
588,000  Bristol-Myers
Squibb Co., 1.125%,
11/13/2027 518,883
0.1
588,000  Bristol-Myers
Squibb Co., 2.350%,
11/13/2040 402,336
0.0
500,000  Bristol-Myers
Squibb Co., 3.250%,
08/01/2042 384,104
0.0
588,000  Bristol-Myers
Squibb Co., 3.900%,
02/20/2028 571,229
0.1
500,000  Bristol-Myers
Squibb Co., 4.625%,
05/15/2044 460,386
0.0
583,000  Bunge Ltd. Finance
Corp., 2.750%,
05/14/2031 502,306
0.1
500,000  Cardinal Health, Inc.,
4.900%,
09/15/2045 449,372
0.0
1,175,000  Cencora, Inc., 2.800%,
05/15/2030 1,039,293
0.1
250,000  Cencora, Inc., 4.250%,
03/01/2045 221,404
0.0
547,000  Centene Corp., 4.625%,
12/15/2029 519,702
0.1
874,000  Church & Dwight
Co., Inc., 5.600%,
11/15/2032 914,596
0.1
500,000  Cigna Group, 2.375%,
03/15/2031 421,328
0.0
500,000  Cigna Group, 3.400%,
03/01/2027 479,233
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
588,000  Cigna Group, 4.800%,
08/15/2038 $ 552,708
0.1
500,000  Cigna Group, 4.800%,
07/15/2046 455,012
0.0
500,000  Cigna Group, 4.900%,
12/15/2048 455,775
0.0
588,000  Clorox Co., 1.800%,
05/15/2030 491,112
0.0
500,000  Coca-Cola Co., 1.500%,
03/05/2028 447,181
0.0
588,000  Coca-Cola Co., 1.650%,
06/01/2030 495,963
0.0
588,000  Coca-Cola Co., 2.500%,
03/15/2051 372,455
0.0
588,000  Coca-Cola Co., 2.900%,
05/25/2027 560,324
0.1
500,000  Coca-Cola Co., 3.000%,
03/05/2051 355,949
0.0
1,251,000  Colgate-Palmolive
Co., MTN, 4.000%,
08/15/2045 1,101,778
0.1
591,000  Constellation Brands,
Inc., 2.250%,
08/01/2031 488,476
0.0
881,000  CVS Health Corp.,
2.700%,
08/21/2040 612,395
0.1
250,000  CVS Health Corp.,
3.375%,
08/12/2024 247,954
0.0
443,000  CVS Health Corp.,
3.875%,
07/20/2025 434,819
0.0
389,000  CVS Health Corp.,
4.300%,
03/25/2028 379,736
0.0
588,000  CVS Health Corp.,
4.780%,
03/25/2038 543,274
0.1
412,000  CVS Health Corp.,
5.050%,
03/25/2048 374,418
0.0
588,000  CVS Health Corp.,
5.125%,
07/20/2045 542,234
0.1
200,000  CVS Health Corp.,
5.300%,
12/05/2043 190,049
0.0
500,000  Danaher Corp., 2.800%,
12/10/2051 329,747
0.0
1,175,000  Diageo Capital PLC,
2.125%,
04/29/2032 959,695
0.1
588,000  Diageo Capital PLC,
3.875%,
05/18/2028 570,781
0.1
441,000  Elevance Health, Inc.,
1.500%,
03/15/2026 410,960
0.0
441,000  Elevance Health, Inc.,
2.550%,
03/15/2031 376,951
0.0
250,000  Elevance Health, Inc.,
3.500%,
08/15/2024 248,016
0.0
588,000  Elevance Health, Inc.,
3.650%,
12/01/2027 562,673
0.1
441,000  Elevance Health, Inc.,
4.101%,
03/01/2028 428,939
0.0
250,000  Elevance Health, Inc.,
4.650%,
08/15/2044 225,541
0.0
78,000  Eli Lilly & Co., 2.250%,
05/15/2050 47,928
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
55,000  Eli Lilly & Co., 2.500%,
09/15/2060 $ 32,451
0.0
35,000  Eli Lilly & Co., 2.750%,
06/01/2025 34,091
0.0
25,000  Eli Lilly & Co., 3.100%,
05/15/2027 23,812
0.0
60,000  Eli Lilly & Co., 3.375%,
03/15/2029 56,933
0.0
25,000  Eli Lilly & Co., 3.700%,
03/01/2045 20,701
0.0
20,000  Eli Lilly & Co., 3.950%,
05/15/2047 17,480
0.0
60,000  Eli Lilly & Co., 3.950%,
03/15/2049 50,731
0.0
35,000  Eli Lilly & Co., 4.150%,
03/15/2059 29,955
0.0
65,000  Eli Lilly & Co., 4.700%,
02/27/2033 64,863
0.0
80,000  Eli Lilly & Co., 4.875%,
02/27/2053 78,182
0.0
65,000  Eli Lilly & Co., 4.950%,
02/27/2063 63,281
0.0
45,000  Eli Lilly & Co., 5.000%,
02/27/2026 44,955
0.0
25,000  Eli Lilly & Co., 5.500%,
03/15/2027 25,734
0.0
30,000  Eli Lilly & Co., 5.550%,
03/15/2037 31,962
0.0
500,000  Estee Lauder Cos., Inc.,
1.950%,
03/15/2031 414,214
0.0
300,000  Estee Lauder Cos., Inc.,
3.700%,
08/15/2042 234,228
0.0
500,000
(1)
Flowers Foods, Inc.,
2.400%,
03/15/2031 419,496
0.0
441,000  General Mills, Inc.,
3.000%,
02/01/2051 289,820
0.0
441,000  Gilead Sciences, Inc.,
3.500%,
02/01/2025 434,115
0.0
260,000  Gilead Sciences, Inc.,
3.650%,
03/01/2026 253,444
0.0
150,000  Gilead Sciences, Inc.,
3.700%,
04/01/2024 150,000
0.0
250,000  Gilead Sciences, Inc.,
4.150%,
03/01/2047 210,187
0.0
200,000  Gilead Sciences, Inc.,
4.500%,
02/01/2045 178,151
0.0
441,000  Gilead Sciences, Inc.,
4.750%,
03/01/2046 405,346
0.0
350,000  Gilead Sciences, Inc.,
4.800%,
04/01/2044 326,085
0.0
294,000  GlaxoSmithKline
Capital, Inc., 6.375%,
05/15/2038 332,653
0.0
382,000  Global Payments, Inc.,
3.200%,
08/15/2029 343,369
0.0
55,000  HCA, Inc., 2.375%,
07/15/2031 45,254
0.0
65,000  HCA, Inc., 3.125%,
03/15/2027 61,491
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
30,000  HCA, Inc., 3.375%,
03/15/2029 $ 27,530
0.0
170,000  HCA, Inc., 3.500%,
09/01/2030 153,796
0.0
95,000  HCA, Inc., 3.500%,
07/15/2051 65,675
0.0
125,000  HCA, Inc., 3.625%,
03/15/2032 110,698
0.0
125,000  HCA, Inc., 4.125%,
06/15/2029 118,414
0.0
30,000  HCA, Inc., 4.375%,
03/15/2042 25,193
0.0
75,000  HCA, Inc., 4.500%,
02/15/2027 73,558
0.0
125,000  HCA, Inc., 4.625%,
03/15/2052 104,590
0.0
65,000  HCA, Inc., 5.125%,
06/15/2039 61,401
0.0
65,000
(1)
HCA, Inc., 5.200%,
06/01/2028 65,212
0.0
90,000  HCA, Inc., 5.250%,
04/15/2025 89,645
0.0
95,000  HCA, Inc., 5.250%,
06/15/2026 94,751
0.0
125,000  HCA, Inc., 5.250%,
06/15/2049 114,181
0.0
165,000  HCA, Inc., 5.375%,
02/01/2025 164,562
0.0
65,000  HCA, Inc., 5.375%,
09/01/2026 65,014
0.0
80,000  HCA, Inc., 5.500%,
06/01/2033 80,316
0.0
95,000  HCA, Inc., 5.500%,
06/15/2047 90,386
0.0
95,000  HCA, Inc., 5.625%,
09/01/2028 96,210
0.0
95,000  HCA, Inc., 5.875%,
02/15/2026 95,437
0.0
65,000  HCA, Inc., 5.875%,
02/01/2029 66,481
0.0
65,000  HCA, Inc., 5.900%,
06/01/2053 65,411
0.0
441,000  Hershey Co., 2.300%,
08/15/2026 416,037
0.0
444,000  Hormel Foods Corp.,
1.800%,
06/11/2030 371,862
0.0
1,028,000  Humana, Inc., 3.850%,
10/01/2024 1,018,306
0.1
500,000  Humana, Inc., 4.950%,
10/01/2044 454,839
0.0
625,000  JM Smucker Co.,
6.500%,
11/15/2053 694,541
0.1
588,000  Johnson & Johnson,
2.900%,
01/15/2028 557,182
0.1
588,000  Johnson & Johnson,
3.625%,
03/03/2037 522,157
0.1
500,000  Johnson & Johnson,
3.750%,
03/03/2047 415,878
0.0
588,000  Kellogg Co., 2.100%,
06/01/2030 500,100
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
500,000  Kellogg Co., 3.250%,
04/01/2026 $ 482,372
0.0
1,229,000  Kenvue, Inc., 5.050%,
03/22/2053 1,204,546
0.1
500,000  Keurig Dr Pepper, Inc.,
3.350%,
03/15/2051 351,535
0.0
250,000  Keurig Dr Pepper, Inc.,
3.400%,
11/15/2025 242,770
0.0
350,000  Keurig Dr Pepper, Inc.,
4.500%,
11/15/2045 306,598
0.0
500,000  Keurig Dr Pepper,
Inc. 31*, 2.250%,
03/15/2031 417,118
0.0
1,122,000  Kimberly-Clark Corp.,
6.625%,
08/01/2037 1,306,481
0.1
1,570,000  Kraft Heinz Foods Co.,
4.375%,
06/01/2046 1,326,922
0.1
588,000  Kroger Co., 2.650%,
10/15/2026 554,519
0.1
250,000  Kroger Co., 4.450%,
02/01/2047 215,411
0.0
516,000  Kroger Co., 7.500%,
04/01/2031 586,019
0.1
250,000  Laboratory Corp. of
America Holdings,
4.700%,
02/01/2045 226,040
0.0
500,000  McCormick & Co., Inc.,
1.850%,
02/15/2031 404,941
0.0
588,000  McKesson Corp.,
0.900%,
12/03/2025 547,362
0.1
250,000  Mead Johnson
Nutrition Co., 4.600%,
06/01/2044 224,169
0.0
421,000  Medtronic, Inc., 4.375%,
03/15/2035 402,820
0.0
72,000  Medtronic, Inc., 4.625%,
03/15/2045 67,682
0.0
588,000  Merck & Co., Inc.,
1.450%,
06/24/2030 484,497
0.0
500,000  Merck & Co., Inc.,
1.700%,
06/10/2027 455,830
0.0
500,000  Merck & Co., Inc.,
2.750%,
12/10/2051 327,185
0.0
250,000  Merck & Co., Inc.,
3.700%,
02/10/2045 204,208
0.0
588,000  Merck & Co., Inc.,
4.150%,
05/18/2043 520,274
0.1
500,000  Molson Coors
Beverage Co., 5.000%,
05/01/2042 473,861
0.0
460,000  Mondelez International,
Inc., 2.750%,
04/13/2030 409,430
0.0
347,000  Moody's Corp., 3.750%,
03/24/2025 341,184
0.0
500,000  Novartis Capital Corp.,
2.200%,
08/14/2030 434,077
0.0
500,000  Novartis Capital Corp.,
2.750%,
08/14/2050 338,940
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
500,000  Novartis Capital Corp.,
3.100%,
05/17/2027 $ 478,639
0.0
500,000  Novartis Capital Corp.,
3.400%,
05/06/2024 498,930
0.0
588,000  PayPal Holdings, Inc.,
1.650%,
06/01/2025 564,338
0.1
588,000  PayPal Holdings, Inc.,
2.300%,
06/01/2030 507,518
0.1
1,469,000  PepsiCo, Inc., 1.625%,
05/01/2030 1,234,189
0.1
588,000  Pfizer, Inc., 3.450%,
03/15/2029 556,951
0.1
588,000  Pfizer, Inc., 3.900%,
03/15/2039 509,456
0.1
500,000  Pfizer, Inc., 4.000%,
12/15/2036 455,137
0.0
588,000  Pfizer, Inc., 4.100%,
09/15/2038 532,326
0.1
500,000  Pfizer, Inc., 4.125%,
12/15/2046 428,764
0.0
588,000  Pfizer, Inc., 4.300%,
06/15/2043 522,954
0.1
500,000  Philip Morris
International, Inc.,
3.125%,
03/02/2028 467,515
0.0
250,000  Philip Morris
International, Inc.,
3.250%,
11/10/2024 246,667
0.0
500,000  Philip Morris
International, Inc.,
3.875%,
08/21/2042 400,793
0.0
1,486,000  Philip Morris
International, Inc.,
5.375%,
02/15/2033 1,498,844
0.1
441,000  Procter & Gamble Co.,
1.000%,
04/23/2026 409,490
0.0
441,000  Procter & Gamble Co.,
1.950%,
04/23/2031 375,260
0.0
441,000  Procter & Gamble Co.,
2.800%,
03/25/2027 419,882
0.0
588,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 504,154
0.1
500,000  Reynolds American,
Inc., 5.700%,
08/15/2035 488,681
0.0
734,000  Reynolds American,
Inc., 6.150%,
09/15/2043 729,007
0.1
603,000  Royalty Pharma PLC,
1.200%,
09/02/2025 567,757
0.1
588,000  Sanofi, 3.625%,
06/19/2028 568,773
0.1
500,000  Stryker Corp., 3.500%,
03/15/2026 485,052
0.0
1,340,000  Sysco Corp., 6.600%,
04/01/2050 1,530,648
0.1
350,000  Thermo Fisher
Scientific, Inc., 5.000%,
01/31/2029 353,468
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
441,000  Tyson Foods, Inc.,
3.550%,
06/02/2027 $ 420,760
0.0
150,000  Unilever Capital Corp.,
2.600%,
05/05/2024 149,557
0.0
588,000  Unilever Capital Corp.,
3.500%,
03/22/2028 564,292
0.1
588,000  UnitedHealth Group,
Inc., 2.000%,
05/15/2030 499,973
0.0
588,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 433,059
0.0
500,000  UnitedHealth Group,
Inc., 2.900%,
05/15/2050 339,151
0.0
500,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 470,654
0.0
500,000  UnitedHealth Group,
Inc., 3.100%,
03/15/2026 483,546
0.0
500,000  UnitedHealth Group,
Inc., 3.125%,
05/15/2060 329,183
0.0
588,000  UnitedHealth Group,
Inc., 3.850%,
06/15/2028 569,884
0.1
588,000  UnitedHealth Group,
Inc., 4.250%,
04/15/2047 509,813
0.1
250,000  UnitedHealth Group,
Inc., 4.625%,
07/15/2035 243,385
0.0
250,000  UnitedHealth Group,
Inc., 4.750%,
07/15/2045 234,575
0.0
359,000  Verisk Analytics, Inc.,
4.000%,
06/15/2025 352,837
0.0
631,000  Zimmer Biomet
Holdings, Inc., 3.550%,
04/01/2025 619,248
0.1
588,000  Zoetis, Inc., 2.000%,
05/15/2030 495,748
0.0
588,000  Zoetis, Inc., 3.000%,
05/15/2050 405,649
0.0
500,000  Zoetis, Inc., 4.500%,
11/13/2025 493,828
0.0
84,299,974
5.2
Energy : 2.2%
53,000  Apache Corp., 5.100%,
09/01/2040 45,519
0.0
588,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
3.138%,
11/07/2029 540,472
0.1
250,000  Boardwalk Pipelines
L.P., 4.950%,
12/15/2024 248,616
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
500,000  Boardwalk Pipelines
L.P., 5.950%,
06/01/2026 $ 504,449
0.0
500,000  BP Capital Markets
America, Inc., 3.017%,
01/16/2027 477,385
0.0
250,000  BP Capital Markets
America, Inc., 3.119%,
05/04/2026 240,894
0.0
500,000  BP Capital Markets
America, Inc., 3.379%,
02/08/2061 345,700
0.0
588,000  BP Capital Markets
America, Inc., 3.937%,
09/21/2028 569,881
0.1
250,000  Canadian Natural
Resources Ltd.,
3.800%,
04/15/2024 249,816
0.0
204,000  Cenovus Energy, Inc.,
6.750%,
11/15/2039 224,989
0.0
576,000  Cheniere Corpus Christi
Holdings LLC, 5.875%,
03/31/2025 576,241
0.1
292,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 278,196
0.0
500,000  Chevron Corp., 2.954%,
05/16/2026 481,578
0.0
300,000  Chevron USA, Inc.,
3.900%,
11/15/2024 297,346
0.0
1,175,000  ConocoPhillips Co.,
4.025%,
03/15/2062 932,250
0.1
129,000  ConocoPhillips Co.,
4.150%,
11/15/2034 119,187
0.0
500,000  ConocoPhillips Co.,
4.300%,
11/15/2044 438,939
0.0
435,000  DCP Midstream
Operating L.P., 5.375%,
07/15/2025 433,642
0.0
419,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 446,899
0.0
66,000  Eastern Gas
Transmission &
Storage, Inc., 3.600%,
12/15/2024 64,989
0.0
250,000  Enbridge, Inc., 3.500%,
06/10/2024 249,008
0.0
250,000  Enbridge, Inc., 4.500%,
06/10/2044 215,467
0.0
210,000  Enbridge, Inc., 5.700%,
03/08/2033 215,154
0.0
500,000  Energy Transfer L.P.,
4.950%,
01/15/2043 442,920
0.0
470,000  Energy Transfer L.P.,
6.125%,
12/15/2045 473,011
0.0
111,000  Energy Transfer L.P.,
6.250%,
04/15/2049 114,034
0.0
1,063,000  Energy Transfer L.P.,
6.500%,
02/01/2042 1,128,569
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
278,000  Enterprise Products
Operating LLC, 3.200%,
02/15/2052 $ 194,986
0.0
235,000  Enterprise Products
Operating LLC, 3.700%,
02/15/2026 229,731
0.0
45,000  Enterprise Products
Operating LLC, 3.750%,
02/15/2025 44,397
0.0
235,000  Enterprise Products
Operating LLC, 3.950%,
02/15/2027 229,593
0.0
140,000  Enterprise Products
Operating LLC, 4.450%,
02/15/2043 124,986
0.0
306,000  Enterprise Products
Operating LLC, 4.850%,
03/15/2044 286,258
0.0
488,000  Enterprise Products
Operating LLC, 4.900%,
05/15/2046 456,477
0.0
250,000  EOG Resources, Inc.,
4.150%,
01/15/2026 246,466
0.0
415,000  EQT Corp., 3.900%,
10/01/2027 394,770
0.0
588,000  Equinor ASA, 2.375%,
05/22/2030 515,305
0.1
500,000  Equinor ASA, 3.625%,
09/10/2028 481,509
0.0
500,000  Equinor ASA, 3.950%,
05/15/2043 423,264
0.0
356,000  Exxon Mobil Corp.,
2.992%,
03/19/2025 348,905
0.0
500,000  Exxon Mobil Corp.,
3.043%,
03/01/2026 484,513
0.0
500,000  Exxon Mobil Corp.,
4.114%,
03/01/2046 431,543
0.0
500,000  Halliburton Co., 2.920%,
03/01/2030 448,643
0.0
31,000  Halliburton Co., 3.800%,
11/15/2025 30,319
0.0
500,000  Halliburton Co., 4.750%,
08/01/2043 459,653
0.0
500,000  Halliburton Co., 4.850%,
11/15/2035 486,606
0.0
518,000  Hess Corp., 5.600%,
02/15/2041 528,352
0.1
54,000  HF Sinclair Corp.,
5.875%,
04/01/2026 54,384
0.0
400,000  Kinder Morgan Energy
Partners L.P., 4.300%,
05/01/2024 399,505
0.0
779,000  Kinder Morgan Energy
Partners L.P., MTN,
6.950%,
01/15/2038 853,234
0.1
441,000  Kinder Morgan, Inc.,
2.000%,
02/15/2031 363,007
0.0
500,000  Kinder Morgan, Inc.,
4.300%,
06/01/2025 493,038
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
500,000  Kinder Morgan, Inc.,
5.050%,
02/15/2046 $ 444,356
0.0
500,000  Kinder Morgan, Inc.,
5.550%,
06/01/2045 477,542
0.0
500,000  Marathon Oil Corp.,
5.200%,
06/01/2045 449,469
0.0
400,000  Marathon Petroleum
Corp., 4.750%,
09/15/2044 356,218
0.0
588,000  MPLX L.P., 4.000%,
03/15/2028 566,395
0.1
588,000  MPLX L.P., 4.875%,
12/01/2024 584,915
0.1
38,000  Occidental Petroleum
Corp., 6.450%,
09/15/2036 40,542
0.0
588,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 607,516
0.1
881,000  ONEOK, Inc., 4.200%,
12/01/2042 700,142
0.1
173,000  Petroleos Mexicanos,
6.700%,
02/16/2032 144,282
0.0
881,000  Phillips 66, 3.900%,
03/15/2028 851,134
0.1
250,000  Phillips 66, 4.650%,
11/15/2034 238,152
0.0
186,000  Pioneer Natural
Resources Co., 5.100%,
03/29/2026 185,827
0.0
441,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 435,225
0.0
250,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.700%,
06/15/2044 212,412
0.0
452,000  Sabine Pass
Liquefaction LLC,
5.625%,
03/01/2025 451,720
0.0
881,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 780,855
0.1
611,000  Shell International
Finance BV, 2.875%,
05/10/2026 586,945
0.1
588,000  Shell International
Finance BV, 3.250%,
05/11/2025 576,542
0.1
500,000  Shell International
Finance BV, 3.750%,
09/12/2046 404,183
0.0
657,000  Shell International
Finance BV, 4.125%,
05/11/2035 614,921
0.1
250,000  Shell International
Finance BV, 4.375%,
05/11/2045 223,728
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
600,000  Spectra Energy
Partners L.P., 4.500%,
03/15/2045 $ 509,516
0.0
500,000  Suncor Energy, Inc.,
3.750%,
03/04/2051 370,982
0.0
852,000  Suncor Energy, Inc.,
6.500%,
06/15/2038 909,128
0.1
182,000  Targa Resources Corp.,
6.500%,
03/30/2034 195,661
0.0
490,000  Teck Resources Ltd.,
6.000%,
08/15/2040 492,253
0.0
1,175,000  TransCanada
PipeLines Ltd., 4.625%,
03/01/2034 1,109,994
0.1
588,000  TransCanada
PipeLines Ltd., 7.625%,
01/15/2039 697,430
0.1
588,000  Valero Energy Corp.,
6.625%,
06/15/2037 641,544
0.1
187,000  Western Midstream
Operating L.P., 4.050%,
02/01/2030 174,593
0.0
734,000  Williams Cos., Inc.,
2.600%,
03/15/2031 625,796
0.1
400,000  Williams Cos., Inc.,
4.000%,
09/15/2025 392,546
0.0
500,000  Williams Cos., Inc.,
5.100%,
09/15/2045 462,968
0.0
500,000  Williams Cos., Inc.,
5.400%,
03/04/2044 473,582
0.0
36,353,609
2.2
Financial : 9.4%
345,000  Air Lease Corp., MTN,
2.875%,
01/15/2026 330,104
0.0
42,000  Alexandria Real Estate
Equities, Inc., 1.875%,
02/01/2033 31,929
0.0
588,000  Alexandria Real Estate
Equities, Inc., 2.000%,
05/18/2032 461,128
0.0
588,000  Allstate Corp., 3.280%,
12/15/2026 560,956
0.1
637,000  Ally Financial, Inc.,
8.000%,
11/01/2031 710,191
0.1
70,000  American Express Co.,
1.650%,
11/04/2026 64,195
0.0
110,000  American Express Co.,
2.250%,
03/04/2025 106,943
0.0
110,000  American Express Co.,
2.550%,
03/04/2027 102,760
0.0
106,000  American Express Co.,
3.000%,
10/30/2024 104,484
0.0
55,000  American Express Co.,
3.125%,
05/20/2026 52,896
0.0
103,000  American Express Co.,
3.300%,
05/03/2027 98,004
0.0
40,000  American Express Co.,
3.625%,
12/05/2024 39,500
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
140,000  American Express Co.,
3.950%,
08/01/2025 $ 137,599
0.0
65,000  American Express Co.,
4.050%,
05/03/2029 63,076
0.0
65,000  American Express Co.,
4.050%,
12/03/2042 56,690
0.0
45,000  American Express Co.,
4.200%,
11/06/2025 44,380
0.0
80,000
(3)
American Express Co.,
4.420%,
08/03/2033 76,289
0.0
75,000  American Express Co.,
4.900%,
02/13/2026 74,688
0.0
45,000
(3)
American Express Co.,
4.989%,
05/26/2033 43,853
0.0
80,000
(3)
American Express Co.,
4.990%,
05/01/2026 79,546
0.0
80,000
(1)(3)
American Express Co.,
5.043%,
05/01/2034 79,101
0.0
95,000
(3)
American Express Co.,
5.282%,
07/27/2029 95,632
0.0
75,000
(3)
American Express Co.,
5.389%,
07/28/2027 75,277
0.0
30,000
(3)
American Express Co.,
5.625%,
07/28/2034 30,264
0.0
95,000  American Express Co.,
5.850%,
11/05/2027 97,858
0.0
20,000  American Express
Credit Corp., MTN,
3.300%,
05/03/2027 19,001
0.0
115,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 114,697
0.0
500,000  American Tower Corp.,
1.600%,
04/15/2026 464,495
0.0
500,000  American Tower Corp.,
2.700%,
04/15/2031 423,546
0.0
500,000  American Tower Corp.,
3.375%,
10/15/2026 477,725
0.0
441,000  American Tower Corp.,
3.550%,
07/15/2027 419,737
0.0
772,000  Ameriprise Financial,
Inc., 5.150%,
05/15/2033 780,384
0.1
500,000  Aon Corp., 3.750%,
05/02/2029 472,516
0.0
588,000  Aon Global Ltd.,
4.450%,
05/24/2043 495,442
0.1
500,000  Aon Global Ltd.,
4.600%,
06/14/2044 438,367
0.0
500,000  Aon Global Ltd.,
4.750%,
05/15/2045 449,269
0.0
93,000  Arch Capital Group Ltd.,
3.635%,
06/30/2050 69,183
0.0
1,116,000  Ares Capital Corp.,
3.250%,
07/15/2025 1,078,389
0.1
500,000  AvalonBay
Communities, Inc.,
MTN, 2.300%,
03/01/2030 432,987
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
400,000  Banco Santander SA,
3.800%,
02/23/2028 $ 378,565
0.0
400,000  Banco Santander SA,
4.250%,
04/11/2027 387,709
0.0
400,000  Banco Santander SA,
5.179%,
11/19/2025 395,730
0.0
385,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 355,031
0.0
250,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 204,644
0.0
220,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 182,591
0.0
200,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 172,501
0.0
470,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 397,978
0.0
135,000
(3)
Bank of America Corp.,
2.972%,
07/21/2052 90,934
0.0
235,000
(3)
Bank of America Corp.,
3.311%,
04/22/2042 181,134
0.0
135,000
(3)
Bank of America Corp.,
3.366%,
01/23/2026 132,550
0.0
401,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 376,303
0.0
135,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 129,210
0.0
85,000
(3)
Bank of America Corp.,
3.946%,
01/23/2049 69,676
0.0
135,000
(3)
Bank of America Corp.,
4.244%,
04/24/2038 121,528
0.0
150,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 146,486
0.0
270,000
(3)
Bank of America Corp.,
4.571%,
04/27/2033 256,570
0.0
200,000
(3)
Bank of America Corp.,
5.080%,
01/20/2027 199,058
0.0
235,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 235,295
0.0
333,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 332,124
0.0
39,000
(3)
Bank of America Corp.,
5.468%,
01/23/2035 39,269
0.0
190,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 197,144
0.0
100,000
(3)
Bank of America Corp.,
5.933%,
09/15/2027 101,364
0.0
135,000
(3)
Bank of America Corp.,
6.204%,
11/10/2028 139,715
0.0
168,000  Bank of America
Corp., GMTN, 3.500%,
04/19/2026 162,973
0.0
135,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 128,358
0.0
170,000
(3)
Bank of America
Corp., MTN, 1.197%,
10/24/2026 159,165
0.0
200,000
(3)
Bank of America
Corp., MTN, 1.319%,
06/19/2026 190,171
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
135,000
(3)
Bank of America
Corp., MTN, 1.530%,
12/06/2025 $ 131,226
0.0
170,000
(3)
Bank of America
Corp., MTN, 1.922%,
10/24/2031 138,570
0.0
100,000
(3)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 96,897
0.0
200,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 176,794
0.0
135,000
(3)
Bank of America
Corp., MTN, 2.456%,
10/22/2025 132,592
0.0
235,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 202,524
0.0
150,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 139,467
0.0
337,000
(3)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 239,932
0.0
65,000
(3)
Bank of America
Corp., MTN, 2.831%,
10/24/2051 42,525
0.0
135,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 120,000
0.0
250,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 212,682
0.0
118,000
(3)
Bank of America
Corp., MTN, 3.093%,
10/01/2025 116,456
0.0
170,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 154,445
0.0
170,000  Bank of America
Corp., MTN, 3.248%,
10/21/2027 161,211
0.0
200,000
(3)
Bank of America
Corp., MTN, 3.384%,
04/02/2026 195,670
0.0
200,000
(3)
Bank of America
Corp., MTN, 3.559%,
04/23/2027 193,031
0.0
169,000
(3)
Bank of America
Corp., MTN, 3.824%,
01/20/2028 162,817
0.0
120,000  Bank of America
Corp., MTN, 3.875%,
08/01/2025 118,159
0.0
170,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 162,551
0.0
200,000
(3)
Bank of America
Corp., MTN, 3.974%,
02/07/2030 189,610
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
170,000  Bank of America
Corp., MTN, 4.000%,
01/22/2025 $ 167,787
0.0
100,000
(3)
Bank of America
Corp., MTN, 4.078%,
04/23/2040 86,463
0.0
370,000
(3)
Bank of America
Corp., MTN, 4.083%,
03/20/2051 303,634
0.0
133,000  Bank of America
Corp., MTN, 4.250%,
10/22/2026 130,155
0.0
200,000
(3)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 192,855
0.0
185,000
(3)
Bank of America
Corp., MTN, 4.330%,
03/15/2050 159,382
0.0
135,000
(3)
Bank of America
Corp., MTN, 4.443%,
01/20/2048 118,560
0.0
135,000  Bank of America
Corp., MTN, 4.450%,
03/03/2026 133,053
0.0
135,000
(3)
Bank of America
Corp., MTN, 4.827%,
07/22/2026 133,832
0.0
35,000  Bank of America
Corp., MTN, 4.875%,
04/01/2044 33,180
0.0
200,000
(3)
Bank of America
Corp., MTN, 4.948%,
07/22/2028 198,549
0.0
135,000  Bank of America
Corp., MTN, 5.000%,
01/21/2044 130,753
0.0
335,000
(3)
Bank of America
Corp., MTN, 5.015%,
07/22/2033 329,837
0.0
100,000  Bank of America
Corp., MTN, 5.875%,
02/07/2042 106,769
0.0
166,000  Bank of America Corp.
L, 3.950%,
04/21/2025 163,385
0.0
135,000  Bank of America Corp.
L, 4.183%,
11/25/2027 131,088
0.0
35,000  Bank of America Corp.
L, 4.750%,
04/21/2045 32,403
0.0
190,000
(3)
Bank of America Corp.
N, 1.658%,
03/11/2027 177,050
0.0
77,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 65,097
0.0
65,000
(3)
Bank of America Corp.
N, 3.483%,
03/13/2052 48,534
0.0
588,000
(3)
Bank of Montreal,
3.803%,
12/15/2032 548,828
0.1
362,000  Bank of Montreal, MTN,
1.850%,
05/01/2025 348,711
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000  Bank of New York
Mellon Corp., MTN,
0.500%,
04/26/2024 $ 498,238
0.1
411,000  Bank of New York
Mellon Corp., MTN,
3.000%,
10/30/2028 379,075
0.0
441,000  Bank of New York
Mellon Corp., MTN,
3.250%,
05/16/2027 420,786
0.0
500,000
(3)
Bank of New York
Mellon Corp., MTN,
3.442%,
02/07/2028 479,557
0.0
500,000  Bank of Nova Scotia,
4.500%,
12/16/2025 491,949
0.1
469,000  Bank of Nova Scotia,
MTN, 3.450%,
04/11/2025 459,844
0.0
588,000
(3)
Barclays PLC, 2.667%,
03/10/2032 488,622
0.1
441,000
(3)
Barclays PLC, 3.811%,
03/10/2042 340,363
0.0
441,000  Barclays PLC, 4.375%,
01/12/2026 432,884
0.0
588,000  Barclays PLC, 5.200%,
05/12/2026 582,124
0.1
250,000  Barclays PLC, 5.250%,
08/17/2045 239,188
0.0
588,000  Berkshire Hathaway
Finance Corp., 4.200%,
08/15/2048 518,997
0.1
588,000  Berkshire Hathaway,
Inc., 3.125%,
03/15/2026 569,556
0.1
1,175,000  BlackRock, Inc.,
1.900%,
01/28/2031 978,795
0.1
179,000  Blackstone Private
Credit Fund, 2.625%,
12/15/2026 163,406
0.0
765,000  Blackstone Secured
Lending Fund, 3.625%,
01/15/2026 732,197
0.1
500,000  Blue Owl Capital Corp.,
2.625%,
01/15/2027 456,941
0.0
173,000
(2)
Blue Owl Credit
Income Corp., 6.650%,
03/15/2031 168,997
0.0
588,000
(2)
BNP Paribas SA,
3.500%,
11/16/2027 554,389
0.1
588,000  Boston Properties L.P.,
2.550%,
04/01/2032 465,400
0.0
500,000  Boston Properties L.P.,
3.250%,
01/30/2031 428,118
0.0
588,000
(2)
BPCE SA, 3.250%,
01/11/2028 549,358
0.1
881,000
(1)
Brighthouse Financial,
Inc., 5.625%,
05/15/2030 884,808
0.1
441,000  Brookfield Finance, Inc.,
2.724%,
04/15/2031 375,813
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
19,000  Camden Property Trust,
2.800%,
05/15/2030 $ 16,866
0.0
30,000  Canadian Imperial Bank
of Commerce, 0.950%,
10/23/2025 28,176
0.0
40,000  Canadian Imperial Bank
of Commerce, 1.000%,
10/18/2024 39,038
0.0
45,000  Canadian Imperial Bank
of Commerce, 1.250%,
06/22/2026 41,479
0.0
65,000  Canadian Imperial Bank
of Commerce, 2.250%,
01/28/2025 63,337
0.0
85,000  Canadian Imperial Bank
of Commerce, 3.300%,
04/07/2025 83,208
0.0
65,000  Canadian Imperial Bank
of Commerce, 3.450%,
04/07/2027 62,201
0.0
65,000
(1)
Canadian Imperial Bank
of Commerce, 3.600%,
04/07/2032 58,873
0.0
85,000  Canadian Imperial Bank
of Commerce, 3.945%,
08/04/2025 83,506
0.0
65,000  Canadian Imperial Bank
of Commerce, 5.001%,
04/28/2028 64,805
0.0
80,000  Canadian Imperial Bank
of Commerce, 5.144%,
04/28/2025 79,763
0.0
30,000  Canadian Imperial Bank
of Commerce, 5.615%,
07/17/2026 30,278
0.0
55,000  Canadian Imperial Bank
of Commerce, 5.926%,
10/02/2026 56,070
0.0
45,000
(1)
Canadian Imperial Bank
of Commerce, 5.986%,
10/03/2028 46,701
0.0
70,000  Canadian Imperial Bank
of Commerce, 6.092%,
10/03/2033 73,691
0.0
210,000  Capital One Financial
Corp., 3.200%,
02/05/2025 205,649
0.0
528,000  Capital One Financial
Corp., 3.650%,
05/11/2027 504,981
0.1
370,000  Capital One Financial
Corp., 3.750%,
07/28/2026 356,564
0.0
445,000  Capital One Financial
Corp., 3.800%,
01/31/2028 423,320
0.0
290,000  Capital One Financial
Corp., 4.200%,
10/29/2025 283,585
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
33,000  Charles Schwab Corp.,
2.450%,
03/03/2027 $ 30,762
0.0
588,000  Charles Schwab Corp.,
3.200%,
01/25/2028 552,258
0.1
588,000  Chubb Corp., 6.000%,
05/11/2037 636,807
0.1
750,000  Chubb INA Holdings,
Inc., 2.850%,
12/15/2051 512,594
0.1
381,000
(3)
Citigroup, Inc., 2.014%,
01/25/2026 369,481
0.0
513,000
(3)
Citigroup, Inc., 2.561%,
05/01/2032 428,005
0.0
718,000
(3)
Citigroup, Inc., 2.572%,
06/03/2031 613,734
0.1
435,000  Citigroup, Inc., 3.400%,
05/01/2026 418,986
0.0
513,000
(3)
Citigroup, Inc., 3.878%,
01/24/2039 437,290
0.0
766,000
(3)
Citigroup, Inc., 3.887%,
01/10/2028 738,859
0.1
513,000
(3)
Citigroup, Inc., 3.980%,
03/20/2030 483,527
0.0
1,000  Citigroup, Inc., 4.000%,
08/05/2024 995
0.0
766,000  Citigroup, Inc., 4.125%,
07/25/2028 734,539
0.1
435,000  Citigroup, Inc., 4.300%,
11/20/2026 424,689
0.0
435,000  Citigroup, Inc., 4.400%,
06/10/2025 429,104
0.0
300,000  Citigroup, Inc., 4.450%,
09/29/2027 291,923
0.0
435,000  Citigroup, Inc., 4.600%,
03/09/2026 428,334
0.0
406,000  Citigroup, Inc., 5.300%,
05/06/2044 394,752
0.0
316,000  Citigroup, Inc., 8.125%,
07/15/2039 404,623
0.0
588,000  Citizens Financial
Group, Inc., 3.250%,
04/30/2030 518,247
0.1
299,000  CME Group, Inc.,
5.300%,
09/15/2043 305,556
0.0
300,000  CNA Financial Corp.,
4.500%,
03/01/2026 296,022
0.0
250,000  Comerica, Inc., 3.800%,
07/22/2026 238,322
0.0
500,000  Cooperatieve
Rabobank UA, 3.750%,
07/21/2026 480,642
0.0
405,000  Cooperatieve Rabobank
UA, BKNT, 5.250%,
05/24/2041 414,985
0.0
783,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 705,020
0.1
500,000  Corporate Office
Properties L.P., 2.750%,
04/15/2031 412,723
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
353,000  Credit Suisse USA, Inc.,
7.125%,
07/15/2032 $ 396,126
0.0
500,000  Crown Castle, Inc.,
1.050%,
07/15/2026 454,707
0.0
588,000  Crown Castle, Inc.,
2.100%,
04/01/2031 476,202
0.0
500,000  Crown Castle, Inc.,
2.900%,
04/01/2041 353,908
0.0
56,000  CubeSmart L.P.,
2.250%,
12/15/2028 49,171
0.0
588,000
(3)
Deutsche Bank AG/
New York NY, 1.447%,
04/01/2025 588,000
0.0
588,000
(3)
Deutsche Bank AG/
New York NY, 3.961%,
11/26/2025 580,076
0.1
400,000  Deutsche Bank AG/
New York NY, 4.100%,
01/13/2026 390,677
0.0
400,000  Discover Bank, 4.250%,
03/13/2026 389,873
0.0
137,000  EPR Properties,
3.750%,
08/15/2029 121,125
0.0
500,000  ERP Operating L.P.,
4.500%,
07/01/2044 434,561
0.0
476,000  Essex Portfolio L.P.,
2.650%,
03/15/2032 394,378
0.0
483,000  Fairfax Financial
Holdings Ltd., 5.625%,
08/16/2032 483,016
0.0
500,000  Federal Realty OP L.P.,
3.500%,
06/01/2030 452,023
0.0
45,000
(3)
Fifth Third Bancorp,
1.707%,
11/01/2027 40,959
0.0
65,000  Fifth Third Bancorp,
2.375%,
01/28/2025 63,286
0.0
65,000  Fifth Third Bancorp,
2.550%,
05/05/2027 59,954
0.0
60,000  Fifth Third Bancorp,
3.950%,
03/14/2028 57,338
0.0
35,000
(3)
Fifth Third Bancorp,
4.055%,
04/25/2028 33,462
0.0
55,000
(3)
Fifth Third Bancorp,
4.337%,
04/25/2033 50,239
0.0
90,000
(3)
Fifth Third Bancorp,
4.772%,
07/28/2030 86,669
0.0
90,000
(3)
Fifth Third Bancorp,
6.361%,
10/27/2028 92,139
0.0
90,000  Fifth Third Bancorp,
8.250%,
03/01/2038 108,084
0.0
441,000  Franklin Resources,
Inc., 1.600%,
10/30/2030 360,375
0.0
803,000  FS KKR Capital Corp.,
3.400%,
01/15/2026 762,357
0.1
347,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.375%,
04/15/2026 344,208
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
828,000
(3)
Goldman Sachs
Group, Inc., 1.431%,
03/09/2027 $ 767,098
0.1
400,000
(3)
Goldman Sachs
Group, Inc., 2.615%,
04/22/2032 335,824
0.0
473,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 440,670
0.0
400,000
(3)
Goldman Sachs
Group, Inc., 3.210%,
04/22/2042 300,979
0.0
400,000
(3)
Goldman Sachs
Group, Inc., 3.436%,
02/24/2043 310,068
0.0
400,000  Goldman Sachs
Group, Inc., 3.500%,
11/16/2026 383,874
0.0
400,000  Goldman Sachs
Group, Inc., 3.750%,
05/22/2025 392,671
0.0
400,000  Goldman Sachs
Group, Inc., 3.750%,
02/25/2026 390,714
0.0
400,000
(3)
Goldman Sachs
Group, Inc., 3.814%,
04/23/2029 379,308
0.0
400,000  Goldman Sachs
Group, Inc., 3.850%,
01/26/2027 387,905
0.0
1,890,000  Goldman Sachs
Group, Inc., 6.750%,
10/01/2037 2,065,836
0.1
575,000  Golub Capital
BDC, Inc., 6.000%,
07/15/2029 565,161
0.1
588,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 576,546
0.1
441,000
(3)
HSBC Holdings PLC,
4.292%,
09/12/2026 433,063
0.0
300,000  HSBC Holdings PLC,
4.300%,
03/08/2026 294,631
0.0
500,000  HSBC Holdings PLC,
4.375%,
11/23/2026 488,763
0.1
500,000
(3)
HSBC Holdings PLC,
4.583%,
06/19/2029 485,372
0.0
500,000
(3)
HSBC Holdings PLC,
6.000%,
12/31/2199 482,534
0.0
1,998,000  HSBC Holdings PLC,
6.500%,
09/15/2037 2,130,742
0.2
250,000  HSBC USA, Inc.,
3.500%,
06/23/2024 248,686
0.0
124,000
(3)
Huntington Bancshares,
Inc., 6.208%,
08/21/2029 126,994
0.0
695,000  ING Groep NV, 4.550%,
10/02/2028 681,138
0.1
588,000  Intercontinental
Exchange, Inc.,
1.850%,
09/15/2032 460,350
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
355,000  Intercontinental
Exchange, Inc.,
4.000%,
09/15/2027 $ 344,879
0.0
472,000  Invitation Homes
Operating Partnership
L.P., 4.150%,
04/15/2032 432,249
0.0
588,000  Jefferies Financial
Group, Inc., 4.150%,
01/23/2030 551,130
0.1
881,000
(3)
JPMorgan Chase & Co.,
1.764%,
11/19/2031 714,059
0.1
588,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 538,040
0.1
881,000
(3)
JPMorgan Chase & Co.,
2.525%,
11/19/2041 615,187
0.1
500,000  JPMorgan Chase & Co.,
2.950%,
10/01/2026 476,720
0.0
1,175,000
(3)
JPMorgan Chase & Co.,
2.956%,
05/13/2031 1,027,483
0.1
688,000
(3)
JPMorgan Chase & Co.,
3.109%,
04/22/2041 524,631
0.1
441,000  JPMorgan Chase & Co.,
3.125%,
01/23/2025 433,118
0.0
588,000
(3)
JPMorgan Chase & Co.,
3.328%,
04/22/2052 426,825
0.0
588,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 556,362
0.1
441,000
(3)
JPMorgan Chase & Co.,
3.540%,
05/01/2028 421,409
0.0
588,000
(3)
JPMorgan Chase & Co.,
3.782%,
02/01/2028 566,414
0.1
441,000
(3)
JPMorgan Chase & Co.,
3.882%,
07/24/2038 381,436
0.0
588,000  JPMorgan Chase & Co.,
4.125%,
12/15/2026 573,533
0.1
588,000  JPMorgan Chase & Co.,
4.250%,
10/01/2027 574,893
0.1
474,000
(3)
JPMorgan Chase & Co.,
4.912%,
07/25/2033 464,271
0.0
1,395,000  JPMorgan Chase & Co.,
5.500%,
10/15/2040 1,430,519
0.1
500,000  Kemper Corp., 4.350%,
02/15/2025 493,605
0.1
500,000  KeyBank NA/Cleveland
OH, BKNT, 3.400%,
05/20/2026 471,578
0.0
500,000  Kilroy Realty L.P.,
2.500%,
11/15/2032 376,891
0.0
400,000  Kilroy Realty L.P.,
4.250%,
08/15/2029 367,674
0.0
250,000  Kilroy Realty L.P.,
4.375%,
10/01/2025 244,787
0.0
881,000  Kimco Realty OP LLC,
2.700%,
10/01/2030 761,936
0.1
588,000  Korea Development
Bank, 1.000%,
09/09/2026 536,033
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,763,000  Landwirtschaftliche
Rentenbank, 0.875%,
09/03/2030 $ 1,420,464
0.1
441,000  Lincoln National Corp.,
3.625%,
12/12/2026 422,045
0.0
588,000  Lincoln National Corp.,
3.800%,
03/01/2028 563,256
0.1
500,000
(3)
Lloyds Banking
Group PLC, 3.574%,
11/07/2028 468,947
0.0
500,000  Lloyds Banking
Group PLC, 4.650%,
03/24/2026 490,437
0.1
250,000  Loews Corp., 3.750%,
04/01/2026 243,798
0.0
279,000
(3)
M&T Bank Corp.,
7.413%,
10/30/2029 294,416
0.0
500,000
(3)
Manulife Financial
Corp., 4.061%,
02/24/2032 479,252
0.0
500,000  Manulife Financial
Corp., 4.150%,
03/04/2026 491,894
0.1
500,000  Manulife Financial
Corp., 5.375%,
03/04/2046 492,503
0.1
588,000  Marsh & McLennan
Cos., Inc., 2.250%,
11/15/2030 500,393
0.1
750,000  Marsh & McLennan
Cos., Inc., 2.900%,
12/15/2051 483,319
0.0
400,000  Marsh & McLennan
Cos., Inc., 3.500%,
03/10/2025 393,187
0.0
500,000  Mastercard, Inc.,
2.950%,
03/15/2051 349,600
0.0
588,000  Mastercard, Inc.,
3.500%,
02/26/2028 568,199
0.1
500,000  MetLife, Inc., 4.050%,
03/01/2045 416,691
0.0
400,000  MetLife, Inc., 4.125%,
08/13/2042 340,498
0.0
300,000  MetLife, Inc., 4.721%,
12/15/2044 270,478
0.0
561,000  MetLife, Inc., 5.000%,
07/15/2052 528,692
0.1
441,000
(2)
Metropolitan Life Global
Funding I, 3.450%,
12/18/2026 424,081
0.0
588,000  Mid-America
Apartments L.P.,
1.700%,
02/15/2031 474,113
0.0
360,000  Mitsubishi UFJ Financial
Group, Inc., 3.287%,
07/25/2027 341,746
0.0
360,000  Mitsubishi UFJ Financial
Group, Inc., 3.677%,
02/22/2027 348,364
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
535,000
(1)
Mitsubishi UFJ Financial
Group, Inc., 3.741%,
03/07/2029 $ 509,306
0.1
420,000
(1)
Mitsubishi UFJ Financial
Group, Inc., 3.777%,
03/02/2025 413,759
0.0
465,000  Mitsubishi UFJ Financial
Group, Inc., 3.961%,
03/02/2028 449,967
0.0
360,000  Mitsubishi UFJ Financial
Group, Inc., 4.050%,
09/11/2028 350,565
0.0
180,000  Mitsubishi UFJ Financial
Group, Inc., 4.153%,
03/07/2039 163,444
0.0
180,000  Mitsubishi UFJ Financial
Group, Inc., 4.286%,
07/26/2038 166,790
0.0
1,395,000
(3)
Mizuho Financial
Group, Inc., 4.254%,
09/11/2029 1,349,423
0.1
734,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 679,078
0.1
500,000
(3)
Morgan Stanley,
3.217%,
04/22/2042 382,653
0.0
1,028,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 977,013
0.1
441,000  Morgan Stanley,
3.625%,
01/20/2027 426,089
0.0
441,000  Morgan Stanley,
3.950%,
04/23/2027 425,923
0.0
588,000  Morgan Stanley,
5.000%,
11/24/2025 584,647
0.1
441,000  Morgan Stanley, F,
3.875%,
04/29/2024 440,364
0.0
500,000  Morgan Stanley, GMTN,
3.700%,
10/23/2024 495,246
0.1
588,000
(3)
Morgan Stanley, GMTN,
3.772%,
01/24/2029 559,910
0.1
500,000  Morgan Stanley, GMTN,
3.875%,
01/27/2026 488,597
0.1
441,000  Morgan Stanley, GMTN,
4.000%,
07/23/2025 433,862
0.0
500,000  Morgan Stanley, GMTN,
4.350%,
09/08/2026 489,359
0.1
500,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 478,366
0.0
1,141,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 1,132,485
0.1
384,000  Nasdaq, Inc., 5.550%,
02/15/2034 390,712
0.0
500,000  National Australia Bank
Ltd./New York, 2.500%,
07/12/2026 473,841
0.0
588,000
(3)
NatWest Group PLC,
3.073%,
05/22/2028 548,974
0.1
500,000  NatWest Group PLC,
4.800%,
04/05/2026 494,367
0.1
300,000  NNN REIT, Inc.,
4.000%,
11/15/2025 293,506
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
413,000
(3)
Northern Trust Corp.,
3.375%,
05/08/2032 $ 385,158
0.0
250,000  Northern Trust Corp.,
3.950%,
10/30/2025 245,018
0.0
1,763,000  Oesterreichische
Kontrollbank AG,
GMTN, 0.500%,
02/02/2026 1,631,732
0.1
1,175,000
(2)
Ontario Teachers'
Finance Trust, 1.625%,
09/12/2024 1,155,581
0.1
441,000
(1)
ORIX Corp., 2.250%,
03/09/2031 373,208
0.0
441,000  PNC Bank NA, 3.100%,
10/25/2027 411,895
0.0
500,000  PNC Bank NA, 3.250%,
01/22/2028 467,905
0.0
588,000
(3)
PNC Financial Services
Group, Inc., 2.307%,
04/23/2032 483,919
0.0
345,000
(3)
PNC Financial Services
Group, Inc., 5.582%,
06/12/2029 349,304
0.0
881,000  Principal Financial
Group, Inc., 2.125%,
06/15/2030 738,851
0.1
588,000  Private Export Funding
Corp. NN, 3.250%,
06/15/2025 576,321
0.1
588,000  Progressive Corp.,
4.000%,
03/01/2029 569,952
0.1
588,000  Prologis L.P., 1.750%,
07/01/2030 489,431
0.1
441,000  Prologis L.P., 3.250%,
10/01/2026 422,261
0.0
500,000
(3)
Prudential Financial,
Inc., 5.375%,
05/15/2045 495,504
0.1
525,000  Prudential Financial,
Inc., MTN, 3.878%,
03/27/2028 507,201
0.1
441,000  Public Storage
Operating Co., 1.500%,
11/09/2026 404,898
0.0
500,000  Public Storage
Operating Co., 1.850%,
05/01/2028 445,355
0.0
250,000  Public Storage
Operating Co., 2.300%,
05/01/2031 211,275
0.0
250,000  Public Storage
Operating Co., 3.094%,
09/15/2027 236,722
0.0
881,000  Realty Income Corp.,
3.250%,
01/15/2031 786,513
0.1
400,000  Realty Income Corp.,
3.875%,
07/15/2024 397,844
0.0
300,000  Realty Income Corp.,
4.125%,
10/15/2026 293,115
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
646,000  Regions Financial
Corp., 2.250%,
05/18/2025 $ 621,285
0.1
105,000  Royal Bank of Canada,
1.200%,
04/27/2026 97,078
0.0
90,000  Royal Bank of Canada,
3.375%,
04/14/2025 88,255
0.0
75,000  Royal Bank of Canada,
3.625%,
05/04/2027 72,184
0.0
65,000  Royal Bank of Canada,
3.875%,
05/04/2032 60,116
0.0
65,000  Royal Bank of Canada,
GMTN, 0.750%,
10/07/2024 63,414
0.0
78,000  Royal Bank of Canada,
GMTN, 0.875%,
01/20/2026 72,551
0.0
45,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 41,227
0.0
55,000  Royal Bank of Canada,
GMTN, 1.400%,
11/02/2026 50,249
0.0
65,000  Royal Bank of Canada,
GMTN, 1.600%,
01/21/2025 63,063
0.0
95,000  Royal Bank of Canada,
GMTN, 2.250%,
11/01/2024 93,222
0.0
95,000  Royal Bank of Canada,
GMTN, 2.300%,
11/03/2031 79,006
0.0
80,000  Royal Bank of Canada,
GMTN, 4.240%,
08/03/2027 78,212
0.0
95,000  Royal Bank of Canada,
GMTN, 4.650%,
01/27/2026 93,945
0.0
65,000  Royal Bank of Canada,
GMTN, 4.875%,
01/12/2026 64,792
0.0
45,000  Royal Bank of Canada,
GMTN, 4.900%,
01/12/2028 45,026
0.0
100,000  Royal Bank of Canada,
GMTN, 4.950%,
04/25/2025 99,680
0.0
105,000  Royal Bank of Canada,
GMTN, 5.000%,
02/01/2033 104,682
0.0
55,000
(1)
Royal Bank of Canada,
GMTN, 5.000%,
05/02/2033 54,820
0.0
65,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 65,233
0.0
65,000
(1)
Royal Bank of Canada,
GMTN, 5.200%,
08/01/2028 65,685
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
95,000  Royal Bank of Canada,
MTN, 1.150%,
06/10/2025 $ 90,646
0.0
75,000  Royal Bank of Canada,
MTN, 5.660%,
10/25/2024 75,065
0.0
85,000  Royal Bank of Canada,
MTN, 6.000%,
11/01/2027 87,888
0.0
30,000  Royal Bank of
Canada FXD, 2.050%,
01/21/2027 27,806
0.0
645,000  Santander Holdings
USA, Inc., 4.500%,
07/17/2025 634,330
0.1
675,000  Simon Property
Group L.P., 2.650%,
07/15/2030 590,058
0.1
500,000  Simon Property
Group L.P., 3.375%,
06/15/2027 477,090
0.0
588,000  Simon Property
Group L.P., 3.500%,
09/01/2025 574,366
0.1
500,000  Simon Property
Group L.P., 4.250%,
10/01/2044 414,756
0.0
441,000
(3)
State Street Corp.,
1.746%,
02/06/2026 426,359
0.0
441,000  State Street Corp.,
2.200%,
03/03/2031 369,154
0.0
500,000  State Street Corp.,
3.550%,
08/18/2025 490,062
0.1
175,000  Sumitomo Mitsui
Financial Group, Inc.,
2.142%,
09/23/2030 145,119
0.0
465,000  Sumitomo Mitsui
Financial Group, Inc.,
2.632%,
07/14/2026 440,775
0.0
175,000  Sumitomo Mitsui
Financial Group, Inc.,
2.930%,
09/17/2041 132,457
0.0
310,000  Sumitomo Mitsui
Financial Group, Inc.,
3.010%,
10/19/2026 294,476
0.0
105,000  Sumitomo Mitsui
Financial Group, Inc.,
3.202%,
09/17/2029 95,477
0.0
155,000  Sumitomo Mitsui
Financial Group, Inc.,
3.352%,
10/18/2027 146,876
0.0
360,000  Sumitomo Mitsui
Financial Group, Inc.,
3.364%,
07/12/2027 342,430
0.0
260,000  Sumitomo Mitsui
Financial Group, Inc.,
3.446%,
01/11/2027 249,398
0.0
155,000  Sumitomo Mitsui
Financial Group, Inc.,
3.544%,
01/17/2028 147,589
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
310,000  Sumitomo Mitsui
Financial Group, Inc.,
3.784%,
03/09/2026 $ 302,233
0.0
155,000
(1)
Sumitomo Mitsui
Financial Group, Inc.,
3.944%,
07/19/2028 149,303
0.0
135,000  Sumitomo Mitsui
Financial Group, Inc.,
4.306%,
10/16/2028 133,098
0.0
205,000
(1)
Sumitomo Mitsui
Financial Group, Inc.,
6.184%,
07/13/2043 227,425
0.0
300,000  Synchrony Financial,
4.250%,
08/15/2024 298,098
0.0
250,000  Synchrony Financial,
4.500%,
07/23/2025 245,062
0.0
500,000  Tanger Properties L.P.,
3.125%,
09/01/2026 469,395
0.0
30,000  Toronto-Dominion Bank,
1.250%,
12/13/2024 29,131
0.0
95,000
(3)
Toronto-Dominion Bank,
3.625%,
09/15/2031 90,888
0.0
105,000  Toronto-Dominion Bank,
3.766%,
06/06/2025 103,169
0.0
95,000  Toronto-Dominion Bank,
4.108%,
06/08/2027 92,512
0.0
125,000
(1)
Toronto-Dominion Bank,
4.456%,
06/08/2032 119,765
0.0
45,000
(1)
Toronto-Dominion Bank,
5.103%,
01/09/2026 45,094
0.0
80,000  Toronto-Dominion Bank,
5.156%,
01/10/2028 80,546
0.0
40,000  Toronto-Dominion
Bank, GMTN, 2.450%,
01/12/2032 33,347
0.0
65,000  Toronto-Dominion
Bank, MTN, 0.750%,
09/11/2025 61,066
0.0
80,000  Toronto-Dominion
Bank, MTN, 0.750%,
01/06/2026 74,266
0.0
65,000  Toronto-Dominion
Bank, MTN, 1.150%,
06/12/2025 61,932
0.0
80,000  Toronto-Dominion
Bank, MTN, 1.200%,
06/03/2026 73,604
0.0
90,000  Toronto-Dominion
Bank, MTN, 1.250%,
09/10/2026 82,142
0.0
55,000  Toronto-Dominion
Bank, MTN, 2.000%,
09/10/2031 44,979
0.0
70,000  Toronto-Dominion
Bank, MTN, 2.800%,
03/10/2027 65,923
0.0
95,000  Toronto-Dominion
Bank, MTN, 3.200%,
03/10/2032 83,640
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
95,000  Toronto-Dominion
Bank, MTN, 4.693%,
09/15/2027 $ 94,138
0.0
80,000  Toronto-Dominion
Bank, MTN, 5.523%,
07/17/2028 81,748
0.0
115,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 116,049
0.0
50,000  Toronto-Dominion
Bank FXD, 1.450%,
01/10/2025 48,502
0.0
46,000
(1)
Toronto-Dominion
Bank FXD, 1.950%,
01/12/2027 42,532
0.0
881,000  Travelers Cos., Inc.,
2.550%,
04/27/2050 557,678
0.1
441,000  Travelers Cos., Inc.,
4.000%,
05/30/2047 366,594
0.0
500,000  Truist Bank, 3.300%,
05/15/2026 480,030
0.0
500,000  Truist Bank, 3.625%,
09/16/2025 486,814
0.1
400,000  Truist Bank, 3.800%,
10/30/2026 384,327
0.0
588,000  Truist Financial
Corp., MTN, 1.125%,
08/03/2027 516,420
0.1
500,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 462,356
0.0
441,000  Truist Financial
Corp., MTN, 2.850%,
10/26/2024 434,416
0.0
441,000
(2)
UBS Group AG,
4.282%,
01/09/2028 425,767
0.0
108,000  UDR, Inc., MTN,
3.200%,
01/15/2030 97,920
0.0
1,175,000  US Bancorp, MTN,
1.375%,
07/22/2030 944,658
0.1
500,000
(3)
US Bancorp MTN,
2.215%,
01/27/2028 461,335
0.0
441,000  US Bancorp X, 3.150%,
04/27/2027 418,595
0.0
250,000  Ventas Realty L.P.,
3.500%,
02/01/2025 245,103
0.0
500,000  Ventas Realty L.P.,
3.750%,
05/01/2024 499,154
0.1
500,000  Ventas Realty L.P.,
4.125%,
01/15/2026 488,664
0.1
306,000  VICI Properties L.P.,
5.125%,
05/15/2032 292,991
0.0
588,000  Visa, Inc., 2.050%,
04/15/2030 507,479
0.1
588,000  Visa, Inc., 2.700%,
04/15/2040 441,205
0.0
441,000  Visa, Inc., 2.750%,
09/15/2027 414,678
0.0
500,000  Visa, Inc., 3.150%,
12/14/2025 486,405
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000  Visa, Inc., 4.300%,
12/14/2045 $ 451,267
0.0
55,000  Wachovia Corp.,
5.500%,
08/01/2035 55,472
0.0
20,000
(3)
Wachovia Corp.,
7.574%,
08/01/2026 20,947
0.0
205,000
(3)
Wells Fargo & Co.,
2.188%,
04/30/2026 197,471
0.0
235,000  Wells Fargo & Co.,
3.000%,
04/22/2026 224,800
0.0
238,000  Wells Fargo & Co.,
3.000%,
10/23/2026 225,362
0.0
237,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 177,432
0.0
135,000  Wells Fargo & Co.,
3.900%,
05/01/2045 110,231
0.0
30,000  Wells Fargo & Co.,
5.375%,
02/07/2035 30,795
0.0
125,000  Wells Fargo & Co.,
5.375%,
11/02/2043 120,827
0.0
162,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 161,048
0.0
163,000  Wells Fargo & Co.,
5.606%,
01/15/2044 160,705
0.0
35,000  Wells Fargo & Co.,
5.950%,
12/01/2086 35,304
0.0
170,000  Wells Fargo & Co.,
GMTN, 4.300%,
07/22/2027 165,657
0.0
138,000  Wells Fargo & Co.,
GMTN, 4.900%,
11/17/2045 124,251
0.0
205,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 198,909
0.0
220,000
(3)
Wells Fargo & Co.,
MTN, 2.393%,
06/02/2028 201,426
0.0
205,000
(3)
Wells Fargo & Co.,
MTN, 2.406%,
10/30/2025 201,123
0.0
205,000
(3)
Wells Fargo & Co.,
MTN, 2.572%,
02/11/2031 176,768
0.0
238,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 210,468
0.0
170,000  Wells Fargo & Co.,
MTN, 3.000%,
02/19/2025 166,353
0.0
170,000
(3)
Wells Fargo & Co.,
MTN, 3.196%,
06/17/2027 162,368
0.0
270,000
(3)
Wells Fargo & Co.,
MTN, 3.350%,
03/02/2033 234,349
0.0
270,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 257,065
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
170,000  Wells Fargo & Co.,
MTN, 3.550%,
09/29/2025 $ 165,856
0.0
203,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 193,057
0.0
185,000
(3)
Wells Fargo & Co.,
MTN, 3.908%,
04/25/2026 181,623
0.0
165,000  Wells Fargo & Co.,
MTN, 4.100%,
06/03/2026 160,661
0.0
170,000  Wells Fargo & Co.,
MTN, 4.150%,
01/24/2029 163,901
0.0
135,000  Wells Fargo & Co.,
MTN, 4.400%,
06/14/2046 112,438
0.0
170,000
(3)
Wells Fargo & Co.,
MTN, 4.478%,
04/04/2031 162,849
0.0
135,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 133,313
0.0
220,000
(3)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 194,584
0.0
135,000  Wells Fargo & Co.,
MTN, 4.650%,
11/04/2044 118,092
0.0
135,000  Wells Fargo & Co.,
MTN, 4.750%,
12/07/2046 118,506
0.0
205,000
(3)
Wells Fargo & Co.,
MTN, 4.808%,
07/25/2028 202,052
0.0
290,000
(3)
Wells Fargo & Co.,
MTN, 4.897%,
07/25/2033 279,554
0.0
479,000
(3)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 450,039
0.0
290,000
(3)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 291,246
0.0
147,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 148,788
0.0
25,000  Wells Fargo & Co.,
MTN, 6.000%,
10/28/2025 25,013
0.0
20,000  Wells Fargo & Co. B,
7.950%,
11/15/2029 22,357
0.0
500,000  Welltower OP LLC,
2.800%,
06/01/2031 429,200
0.0
500,000  Welltower OP LLC,
4.000%,
06/01/2025 491,645
0.1
500,000  Western Union Co.,
1.350%,
03/15/2026 462,303
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
80,000  Westpac Banking Corp.,
1.019%,
11/18/2024 $ 77,836
0.0
90,000  Westpac Banking Corp.,
1.150%,
06/03/2026 83,012
0.0
80,000  Westpac Banking Corp.,
1.953%,
11/20/2028 70,649
0.0
65,000  Westpac Banking Corp.,
2.150%,
06/03/2031 54,424
0.0
80,000  Westpac Banking Corp.,
2.350%,
02/19/2025 77,961
0.0
45,000
(1)
Westpac Banking Corp.,
2.650%,
01/16/2030 40,260
0.0
95,000
(3)
Westpac Banking Corp.,
2.668%,
11/15/2035 78,438
0.0
65,000
(1)
Westpac Banking Corp.,
2.700%,
08/19/2026 61,814
0.0
95,000  Westpac Banking Corp.,
2.850%,
05/13/2026 91,108
0.0
95,000
(3)
Westpac Banking Corp.,
2.894%,
02/04/2030 92,435
0.0
65,000  Westpac Banking Corp.,
2.963%,
11/16/2040 45,916
0.0
80,000
(3)
Westpac Banking Corp.,
3.020%,
11/18/2036 65,791
0.0
65,000  Westpac Banking Corp.,
3.133%,
11/18/2041 45,985
0.0
65,000  Westpac Banking Corp.,
3.350%,
03/08/2027 62,414
0.0
65,000  Westpac Banking Corp.,
3.400%,
01/25/2028 61,861
0.0
45,000  Westpac Banking Corp.,
3.735%,
08/26/2025 44,182
0.0
65,000
(1)
Westpac Banking Corp.,
4.043%,
08/26/2027 63,751
0.0
80,000
(3)
Westpac Banking Corp.,
4.110%,
07/24/2034 73,954
0.0
65,000  Westpac Banking Corp.,
4.421%,
07/24/2039 57,297
0.0
80,000  Westpac Banking Corp.,
5.350%,
10/18/2024 79,964
0.0
65,000
(3)
Westpac Banking Corp.,
5.405%,
08/10/2033 64,467
0.0
80,000  Westpac Banking Corp.,
5.457%,
11/18/2027 81,655
0.0
96,000
(3)
Westpac Banking
Corp., GMTN, 4.322%,
11/23/2031 92,706
0.0
341,000  Weyerhaeuser Co.,
7.375%,
03/15/2032 387,637
0.0
363,000  Willis North America,
Inc., 5.350%,
05/15/2033 361,437
0.0
795,000  WP Carey, Inc.,
4.000%,
02/01/2025 783,857
0.1
500,000  Zions Bancorp NA,
3.250%,
10/29/2029 409,903
0.0
153,125,547
9.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial : 2.2%
588,000  3M Co., 2.875%,
10/15/2027 $ 547,884
0.1
441,000
(1)
3M Co., MTN, 2.250%,
09/19/2026 411,477
0.0
100,000  3M Co., MTN, 3.000%,
08/07/2025 97,202
0.0
200,000  3M Co., MTN, 3.875%,
06/15/2044 158,703
0.0
588,000
(1)
3M Co., MTN, 4.000%,
09/14/2048 472,830
0.0
500,000  Agilent Technologies,
Inc., 2.300%,
03/12/2031 420,164
0.0
208,000  Berry Global, Inc.,
1.570%,
01/15/2026 194,535
0.0
293,000  Boeing Co., 2.196%,
02/04/2026 274,431
0.0
305,000  Boeing Co., 2.800%,
03/01/2027 281,836
0.0
350,000  Boeing Co., 3.600%,
05/01/2034 290,216
0.0
358,000  Boeing Co., 5.040%,
05/01/2027 351,400
0.0
413,000  Boeing Co., 5.705%,
05/01/2040 395,603
0.0
500,000  Burlington Northern
Santa Fe LLC, 2.875%,
06/15/2052 327,875
0.0
40,000  Burlington Northern
Santa Fe LLC, 3.300%,
09/15/2051 28,799
0.0
500,000  Burlington Northern
Santa Fe LLC, 4.375%,
09/01/2042 448,082
0.0
400,000  Burlington Northern
Santa Fe LLC, 4.900%,
04/01/2044 380,507
0.0
156,000  Canadian National
Railway Co., 3.850%,
08/05/2032 145,038
0.0
441,000  Canadian Pacific
Railway Co., 4.800%,
09/15/2035 427,232
0.0
441,000  Canadian Pacific
Railway Co., 4.800%,
08/01/2045 410,618
0.0
200,000
(1)
Caterpillar Financial
Services Corp., 2.400%,
08/09/2026 189,358
0.0
500,000  Caterpillar Financial
Services Corp., MTN,
1.700%,
01/08/2027 461,325
0.0
500,000
(1)
Caterpillar, Inc.,
1.900%,
03/12/2031 423,372
0.0
588,000  Caterpillar, Inc.,
3.803%,
08/15/2042 495,143
0.1
588,000  Caterpillar, Inc.,
4.300%,
05/15/2044 535,537
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
18,000  CNH Industrial
Capital LLC, 4.550%,
04/10/2028 $ 17,646
0.0
500,000  CSX Corp., 3.800%,
04/15/2050 391,050
0.0
500,000  CSX Corp., 4.100%,
03/15/2044 426,597
0.0
588,000  CSX Corp., 4.400%,
03/01/2043 529,698
0.1
1,175,000  Emerson Electric Co.,
1.950%,
10/15/2030 996,513
0.1
441,000  FedEx Corp., 2.400%,
05/15/2031 374,569
0.0
500,000  FedEx Corp., 3.250%,
05/15/2041 374,762
0.0
588,000  FedEx Corp., 3.400%,
02/15/2028 558,311
0.1
200,000  FedEx Corp., 3.875%,
08/01/2042 160,577
0.0
500,000  FedEx Corp., 4.750%,
11/15/2045 443,407
0.0
500,000  GATX Corp., 1.900%,
06/01/2031 398,165
0.0
536,000  GE Capital Funding
LLC, 4.550%,
05/15/2032 520,250
0.1
500,000  General Dynamics
Corp., 3.600%,
11/15/2042 407,844
0.0
1,528,000  Honeywell International,
Inc., 3.812%,
11/21/2047 1,238,237
0.1
343,000  Huntington Ingalls
Industries, Inc., 3.483%,
12/01/2027 322,301
0.0
500,000  Illinois Tool Works, Inc.,
3.900%,
09/01/2042 431,625
0.0
500,000  Jabil, Inc., 1.700%,
04/15/2026 464,303
0.0
500,000  John Deere Capital
Corp., MTN, 1.500%,
03/06/2028 442,592
0.0
500,000  John Deere Capital
Corp., MTN, 3.350%,
06/12/2024 497,997
0.1
588,000  John Deere Capital
Corp., MTN, 3.450%,
03/07/2029 556,337
0.1
206,000  John Deere Capital
Corp., MTN, 4.950%,
07/14/2028 207,686
0.0
373,000
(3)
Johnson Controls
International PLC,
3.625%,
07/02/2024 371,099
0.0
250,000  Johnson Controls
International PLC,
4.625%,
07/02/2044 222,034
0.0
15,000  Johnson Controls
International PLC,
5.125%,
09/14/2045 14,078
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
5,000  L3Harris Technologies,
Inc., 5.400%,
07/31/2033 $ 5,034
0.0
881,000  Lockheed Martin Corp.,
2.800%,
06/15/2050 583,864
0.1
500,000  Lockheed Martin Corp.,
4.500%,
05/15/2036 475,398
0.0
500,000  Lockheed Martin Corp.,
4.700%,
05/15/2046 467,498
0.0
500,000  Masco Corp., 1.500%,
02/15/2028 438,074
0.0
500,000  Masco Corp., 2.000%,
02/15/2031 409,283
0.0
588,000  Norfolk Southern Corp.,
3.950%,
10/01/2042 488,102
0.1
375,000  Norfolk Southern Corp.,
4.800%,
08/15/2043 333,805
0.0
441,000  Northrop Grumman
Corp., 2.930%,
01/15/2025 432,878
0.0
500,000  Northrop Grumman
Corp., 3.850%,
04/15/2045 402,815
0.0
588,000  Northrop Grumman
Corp., 4.030%,
10/15/2047 481,271
0.1
500,000  Otis Worldwide Corp.,
2.293%,
04/05/2027 463,825
0.0
500,000  Otis Worldwide Corp.,
3.112%,
02/15/2040 384,827
0.0
200,000  Packaging Corp. of
America, 3.650%,
09/15/2024 198,044
0.0
250,000  Parker-Hannifin
Corp., MTN, 4.200%,
11/21/2034 231,678
0.0
588,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 531,628
0.1
500,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 446,461
0.0
500,000  Republic Services, Inc.,
2.300%,
03/01/2030 432,970
0.0
500,000  RTX Corp., 3.030%,
03/15/2052 331,489
0.0
500,000  RTX Corp., 4.150%,
05/15/2045 415,953
0.0
588,000  RTX Corp., 4.625%,
11/16/2048 523,113
0.1
500,000  Ryder System,
Inc., MTN, 1.750%,
09/01/2026 461,249
0.0
500,000  Ryder System,
Inc., MTN, 2.900%,
12/01/2026 472,656
0.0
500,000  Stanley Black &
Decker, Inc., 2.300%,
03/15/2030 423,603
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
252,000  Teledyne Technologies,
Inc., 1.600%,
04/01/2026 $ 234,661
0.0
250,000  Teledyne Technologies,
Inc., 2.750%,
04/01/2031 214,248
0.0
500,000  Textron, Inc., 2.450%,
03/15/2031 421,482
0.0
500,000  Trane Technologies
Financing Ltd., 4.500%,
03/21/2049 441,851
0.0
250,000  Trane Technologies
Financing Ltd., 4.650%,
11/01/2044 228,017
0.0
500,000  Trane Technologies
Luxembourg Finance
SA, 3.800%,
03/21/2029 475,928
0.1
404,000  Tyco Electronics
Group SA, 7.125%,
10/01/2037 469,772
0.0
500,000  Union Pacific Corp.,
2.750%,
03/01/2026 480,227
0.1
750,000  Union Pacific Corp.,
2.950%,
03/10/2052 505,004
0.1
500,000  Union Pacific Corp.,
2.973%,
09/16/2062 313,451
0.0
250,000  Union Pacific Corp.,
3.375%,
02/01/2035 216,199
0.0
250,000  Union Pacific Corp.,
3.799%,
10/01/2051 199,760
0.0
441,000  Union Pacific Corp.,
3.799%,
04/06/2071 328,118
0.0
588,000  United Parcel
Service, Inc., 2.800%,
11/15/2024 578,811
0.1
588,000  United Parcel
Service, Inc., 3.050%,
11/15/2027 555,457
0.1
6,000
(2)
Veralto Corp., 5.350%,
09/18/2028 6,081
0.0
588,000  Vulcan Materials Co.,
3.500%,
06/01/2030 539,217
0.1
588,000  Waste Management,
Inc., 1.150%,
03/15/2028 512,791
0.1
441,000  Waste Management,
Inc., 1.500%,
03/15/2031 355,129
0.0
500,000  Waste Management,
Inc., 2.500%,
11/15/2050 312,455
0.0
233,000  WRKCo, Inc., 4.900%,
03/15/2029 231,399
0.0
35,992,421
2.2
Technology : 2.0%
500,000  Adobe, Inc., 2.150%,
02/01/2027 466,981
0.0
441,000  Apple, Inc., 1.200%,
02/08/2028 390,051
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
588,000  Apple, Inc., 1.650%,
05/11/2030 $ 497,312
0.0
441,000  Apple, Inc., 2.375%,
02/08/2041 314,411
0.0
588,000  Apple, Inc., 2.650%,
05/11/2050 390,768
0.0
750,000  Apple, Inc., 2.650%,
02/08/2051 494,285
0.0
588,000  Apple, Inc., 3.200%,
05/13/2025 576,231
0.1
588,000  Apple, Inc., 3.250%,
02/23/2026 571,818
0.1
588,000  Apple, Inc., 3.350%,
02/09/2027 568,301
0.1
500,000  Apple, Inc., 3.450%,
05/06/2024 499,006
0.0
500,000  Apple, Inc., 3.450%,
02/09/2045 403,286
0.0
500,000  Apple, Inc., 4.450%,
05/06/2044 475,763
0.0
500,000  Applied Materials, Inc.,
3.900%,
10/01/2025 492,119
0.0
250,000  Autodesk, Inc., 4.375%,
06/15/2025 247,514
0.0
588,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.875%,
01/15/2027 570,172
0.1
618,000
(2)
Broadcom, Inc.,
4.926%,
05/15/2037 586,834
0.1
683,000  CDW LLC / CDW
Finance Corp., 2.670%,
12/01/2026 634,912
0.1
341,000  Concentrix Corp.,
6.650%,
08/02/2026 343,741
0.0
149,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 150,977
0.0
43,000  Dell International LLC
/ EMC Corp., 8.350%,
07/15/2046 55,674
0.0
500,000  Fidelity National
Information Services,
Inc., 1.150%,
03/01/2026 463,108
0.0
500,000
(1)
Fidelity National
Information Services,
Inc., 1.650%,
03/01/2028 440,936
0.0
588,000  Fiserv, Inc., 2.250%,
06/01/2027 540,357
0.1
1,175,000  Fiserv, Inc., 2.650%,
06/01/2030 1,023,959
0.1
588,000  Hewlett Packard
Enterprise Co., 1.450%,
04/01/2024 588,000
0.0
588,000  HP, Inc., 2.200%,
06/17/2025 566,168
0.1
588,000  Intel Corp., 2.450%,
11/15/2029 521,060
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
588,000  Intel Corp., 3.150%,
05/11/2027 $ 558,831
0.1
500,000  Intel Corp., 3.250%,
11/15/2049 353,096
0.0
1,034,000  Intel Corp., 3.700%,
07/29/2025 1,013,777
0.1
272,000  Intel Corp., 3.734%,
12/08/2047 211,470
0.0
1,763,000  International Business
Machines Corp.,
1.950%,
05/15/2030 1,491,068
0.1
588,000  International Business
Machines Corp.,
2.850%,
05/15/2040 432,828
0.0
588,000  International Business
Machines Corp.,
3.450%,
02/19/2026 572,355
0.1
201,000  Intuit, Inc., 5.500%,
09/15/2053 208,804
0.0
305,000  KLA Corp., 4.950%,
07/15/2052 294,283
0.0
171,000  Kyndryl Holdings, Inc.,
2.050%,
10/15/2026 156,708
0.0
400,000  Lam Research Corp.,
3.800%,
03/15/2025 394,420
0.0
441,000  Lam Research Corp.,
4.000%,
03/15/2029 427,688
0.0
115,000  Micron Technology, Inc.,
6.750%,
11/01/2029 123,488
0.0
588,000  Microsoft Corp.,
2.400%,
08/08/2026 558,191
0.1
1,322,000  Microsoft Corp.,
2.525%,
06/01/2050 869,508
0.1
87,000  Microsoft Corp.,
2.675%,
06/01/2060 56,066
0.0
588,000  Microsoft Corp.,
2.921%,
03/17/2052 416,055
0.0
413,000  Microsoft Corp.,
3.041%,
03/17/2062 287,995
0.0
500,000  Microsoft Corp.,
3.125%,
11/03/2025 487,264
0.0
881,000  Microsoft Corp.,
3.300%,
02/06/2027 854,214
0.1
250,000  Microsoft Corp.,
3.500%,
02/12/2035 230,376
0.0
588,000  NVIDIA Corp., 2.850%,
04/01/2030 533,987
0.1
588,000  NVIDIA Corp., 3.500%,
04/01/2040 498,293
0.0
500,000  NVIDIA Corp., 3.500%,
04/01/2050 398,388
0.0
144,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 138,738
0.0
60,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 58,740
0.0
441,000  Oracle Corp., 1.650%,
03/25/2026 411,846
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
500,000  Oracle Corp., 2.875%,
03/25/2031 $ 434,984
0.0
588,000  Oracle Corp., 2.950%,
11/15/2024 578,767
0.1
441,000  Oracle Corp., 2.950%,
05/15/2025 429,560
0.0
588,000  Oracle Corp., 3.250%,
11/15/2027 553,637
0.1
500,000  Oracle Corp., 3.400%,
07/08/2024 496,836
0.0
500,000  Oracle Corp., 3.650%,
03/25/2041 392,843
0.0
400,000  Oracle Corp., 3.850%,
07/15/2036 341,236
0.0
441,000  Oracle Corp., 3.900%,
05/15/2035 387,239
0.0
500,000  Oracle Corp., 3.950%,
03/25/2051 381,250
0.0
441,000  Oracle Corp., 4.125%,
05/15/2045 356,253
0.0
180,000  Oracle Corp., 4.300%,
07/08/2034 166,097
0.0
881,000  Oracle Corp., 5.375%,
07/15/2040 855,089
0.1
500,000  QUALCOMM, Inc.,
2.150%,
05/20/2030 434,061
0.0
499,000  QUALCOMM, Inc.,
4.650%,
05/20/2035 495,120
0.0
350,000  QUALCOMM, Inc.,
4.800%,
05/20/2045 335,327
0.0
266,000  Salesforce, Inc.,
3.700%,
04/11/2028 258,183
0.0
219,000  Take-Two Interactive
Software, Inc., 4.950%,
03/28/2028 218,244
0.0
293,000  Texas Instruments, Inc.,
4.150%,
05/15/2048 252,456
0.0
18,000  VMware, Inc., 1.400%,
08/15/2026 16,443
0.0
32,295,846
2.0
Utilities : 2.5%
250,000  Ameren Illinois Co.,
4.300%,
07/01/2044 212,266
0.0
500,000  Appalachian Power Co.,
4.400%,
05/15/2044 412,798
0.0
441,000  Appalachian Power Co.,
4.450%,
06/01/2045 365,126
0.0
486,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 394,129
0.0
441,000  Arizona Public
Service Co., 2.950%,
09/15/2027 413,418
0.0
400,000  Arizona Public
Service Co., 3.350%,
06/15/2024 397,899
0.0
588,000  Arizona Public
Service Co., 3.350%,
05/15/2050 404,502
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
500,000  Atlantic City Electric
Co., 2.300%,
03/15/2031 $ 419,921
0.0
500,000  Atmos Energy Corp.,
4.125%,
10/15/2044 432,268
0.0
500,000  Atmos Energy Corp.,
4.125%,
03/15/2049 417,375
0.0
500,000  Baltimore Gas and
Electric Co., 3.500%,
08/15/2046 375,053
0.0
588,000  Berkshire Hathaway
Energy Co., 6.125%,
04/01/2036 625,631
0.1
441,000  CenterPoint Energy
Houston Electric LLC
AA, 3.000%,
02/01/2027 419,444
0.0
441,000  CenterPoint Energy
Houston Electric LLC
AF, 3.350%,
04/01/2051 320,239
0.0
20,000  Cleveland Electric
Illuminating Co.,
5.950%,
12/15/2036 20,199
0.0
250,000  CMS Energy Corp.,
4.875%,
03/01/2044 233,451
0.0
500,000  Commonwealth Edison
Co. 130, 3.125%,
03/15/2051 342,174
0.0
500,000  Consolidated Edison
Co. of New York, Inc.,
4.450%,
03/15/2044 440,448
0.0
500,000  Consolidated Edison
Co. of New York, Inc.,
4.500%,
12/01/2045 439,301
0.0
400,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 350,392
0.0
200,000  Consolidated Edison
Co. of New York, Inc.
C, 4.300%,
12/01/2056 165,578
0.0
500,000  Consumers Energy Co.,
3.950%,
07/15/2047 418,584
0.0
25,000  Dominion Energy South
Carolina, Inc., 4.600%,
06/15/2043 22,474
0.0
30,000  Dominion Energy South
Carolina, Inc., 5.100%,
06/01/2065 27,954
0.0
20,000  Dominion Energy South
Carolina, Inc., 5.300%,
05/15/2033 20,215
0.0
20,000  Dominion Energy South
Carolina, Inc., 5.450%,
02/01/2041 20,005
0.0
35,000  Dominion Energy South
Carolina, Inc., 6.050%,
01/15/2038 37,233
0.0
20,000  Dominion Energy South
Carolina, Inc., 6.625%,
02/01/2032 22,141
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
25,000  Dominion Energy
South Carolina, Inc. A,
2.300%,
12/01/2031 $ 20,760
0.0
45,000  Dominion Energy, Inc.,
3.900%,
10/01/2025 44,029
0.0
30,000  Dominion Energy, Inc.,
4.250%,
06/01/2028 29,113
0.0
30,000  Dominion Energy, Inc.,
4.700%,
12/01/2044 26,180
0.0
55,000  Dominion Energy, Inc.,
5.375%,
11/15/2032 55,349
0.0
45,000
(3)
Dominion Energy, Inc.,
5.750%,
10/01/2054 44,945
0.0
25,000  Dominion Energy, Inc.,
7.000%,
06/15/2038 27,634
0.0
36,000  Dominion Energy, Inc.
A, 1.450%,
04/15/2026 33,355
0.0
25,000  Dominion Energy, Inc.
A, 3.300%,
03/15/2025 24,485
0.0
25,000  Dominion Energy, Inc.
A, 4.350%,
08/15/2032 23,633
0.0
25,000  Dominion Energy, Inc.
A, 4.600%,
03/15/2049 21,470
0.0
31,000  Dominion Energy, Inc.
B, 3.300%,
04/15/2041 23,367
0.0
20,000  Dominion Energy, Inc.
B, 3.600%,
03/15/2027 19,225
0.0
40,000  Dominion Energy, Inc.
B, 4.850%,
08/15/2052 35,808
0.0
30,000  Dominion Energy, Inc.
B, 5.950%,
06/15/2035 30,921
0.0
55,000  Dominion Energy, Inc.
C, 2.250%,
08/15/2031 45,043
0.0
95,000  Dominion Energy, Inc.
C, 3.375%,
04/01/2030 86,390
0.0
20,000  Dominion Energy, Inc.
C, 4.050%,
09/15/2042 16,255
0.0
30,000  Dominion Energy, Inc.
C, 4.900%,
08/01/2041 27,361
0.0
25,000  Dominion Energy, Inc.
D, 2.850%,
08/15/2026 23,655
0.0
20,000  Dominion Energy, Inc.
E, 6.300%,
03/15/2033 21,093
0.0
250,000  DTE Electric Co.,
4.300%,
07/01/2044 218,027
0.0
588,000  DTE Energy Co. F,
1.050%,
06/01/2025 558,507
0.1
441,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 381,200
0.0
441,000  Duke Energy Carolinas
LLC, 3.450%,
04/15/2051 321,301
0.0
588,000  Duke Energy Corp.,
2.450%,
06/01/2030 506,879
0.1
500,000  Duke Energy Corp.,
3.750%,
09/01/2046 377,851
0.0
500,000  Duke Energy Corp.,
4.800%,
12/15/2045 446,232
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
588,000  Duke Energy Florida
LLC, 3.800%,
07/15/2028 $ 566,138
0.1
150,000  Duke Energy Progress
LLC, 4.150%,
12/01/2044 124,960
0.0
441,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 368,600
0.0
134,000  Eastern Energy Gas
Holdings LLC, 3.600%,
12/15/2024 132,065
0.0
117,000  Enel Americas SA,
4.000%,
10/25/2026 112,832
0.0
101,000  Enel Chile SA, 4.875%,
06/12/2028 98,759
0.0
500,000  Enel Generacion Chile
SA, 4.250%,
04/15/2024 499,125
0.1
500,000  Entergy Arkansas LLC,
3.350%,
06/15/2052 347,827
0.0
500,000  Entergy Corp., 2.400%,
06/15/2031 415,631
0.0
500,000  Entergy Louisiana LLC,
2.350%,
06/15/2032 408,674
0.0
500,000  Essential Utilities, Inc.,
2.400%,
05/01/2031 415,375
0.0
20,000  Evergy Kansas
Central, Inc., 2.550%,
07/01/2026 18,972
0.0
20,000  Evergy Kansas
Central, Inc., 3.100%,
04/01/2027 19,034
0.0
20,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 13,819
0.0
30,000  Evergy Kansas
Central, Inc., 3.450%,
04/15/2050 21,391
0.0
25,000  Evergy Kansas
Central, Inc., 4.100%,
04/01/2043 20,717
0.0
33,000  Evergy Kansas
Central, Inc., 4.125%,
03/01/2042 27,906
0.0
20,000  Evergy Kansas
Central, Inc., 4.250%,
12/01/2045 16,776
0.0
25,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 25,290
0.0
20,000  Evergy Metro, Inc.,
3.650%,
08/15/2025 19,548
0.0
20,000  Evergy Metro, Inc.,
4.200%,
06/15/2047 16,305
0.0
20,000  Evergy Metro, Inc.,
4.200%,
03/15/2048 16,526
0.0
20,000  Evergy Metro, Inc.,
4.950%,
04/15/2033 19,720
0.0
25,000  Evergy Metro, Inc.,
5.300%,
10/01/2041 24,187
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
25,000  Evergy Metro,
Inc. 2019, 4.125%,
04/01/2049 $ 20,092
0.0
25,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 21,350
0.0
50,000  Evergy, Inc., 2.900%,
09/15/2029 44,691
0.0
95,000  Eversource Energy,
5.450%,
03/01/2028 96,220
0.0
588,000  Exelon Corp., 4.950%,
06/15/2035 556,686
0.1
441,000  Exelon Corp., 5.100%,
06/15/2045 408,982
0.0
500,000  Florida Power &
Light Co., 3.250%,
06/01/2024 497,776
0.1
441,000  Florida Power &
Light Co., 3.800%,
12/15/2042 363,811
0.0
881,000  Florida Power &
Light Co., 4.050%,
06/01/2042 765,424
0.1
134,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 126,916
0.0
500,000  Georgia Power Co. A,
3.250%,
03/15/2051 351,449
0.0
500,000  Indiana Michigan
Power Co. K, 4.550%,
03/15/2046 427,503
0.0
588,000
(2)
Israel Electric Corp.
Ltd., GMTN, 4.250%,
08/14/2028 548,861
0.1
588,000  ITC Holdings Corp.,
3.350%,
11/15/2027 555,915
0.1
250,000  ITC Holdings Corp.,
3.650%,
06/15/2024 248,742
0.0
33,000  Kentucky Utilities Co.,
3.300%,
06/01/2050 23,169
0.0
35,000  Kentucky Utilities Co.,
4.375%,
10/01/2045 30,141
0.0
49,000  Kentucky Utilities Co.,
5.125%,
11/01/2040 47,158
0.0
25,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 25,552
0.0
25,000  Louisville Gas and
Electric Co., 4.250%,
04/01/2049 20,992
0.0
20,000  Louisville Gas and
Electric Co. 25,
3.300%,
10/01/2025 19,444
0.0
25,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 25,563
0.0
500,000  MidAmerican
Energy Co., 3.100%,
05/01/2027 475,510
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
500,000  MidAmerican
Energy Co., 3.950%,
08/01/2047 $ 402,277
0.0
1,175,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 1,001,949
0.1
500,000  National Fuel Gas Co.,
2.950%,
03/01/2031 420,936
0.0
588,000  National Fuel Gas Co.,
5.200%,
07/15/2025 585,130
0.1
500,000  National Fuel Gas Co.,
5.500%,
01/15/2026 499,532
0.1
215,000  National Grid PLC,
5.809%,
06/12/2033 219,773
0.0
588,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 575,560
0.1
243,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 252,978
0.0
382,000  NextEra Energy Capital
Holdings, Inc., 6.051%,
03/01/2025 383,574
0.0
387,000  NiSource, Inc., 0.950%,
08/15/2025 364,353
0.0
500,000  Northern States
Power Co., 4.125%,
05/15/2044 420,976
0.0
20,000  Ohio Edison Co.,
6.875%,
07/15/2036 22,181
0.0
250,000  Oklahoma Gas and
Electric Co., 4.000%,
12/15/2044 198,998
0.0
250,000  Oklahoma Gas and
Electric Co., 4.550%,
03/15/2044 215,644
0.0
500,000  Pacific Gas and
Electric Co., 2.100%,
08/01/2027 450,393
0.1
881,000  Pacific Gas and
Electric Co., 2.500%,
02/01/2031 733,279
0.1
500,000  Pacific Gas and
Electric Co., 3.250%,
06/01/2031 434,370
0.0
881,000  Pacific Gas and
Electric Co., 3.300%,
08/01/2040 647,537
0.1
500,000  Pacific Gas and
Electric Co., 4.200%,
06/01/2041 403,089
0.0
588,000  PacifiCorp, 4.150%,
02/15/2050 462,972
0.1
441,000  PECO Energy Co.,
4.150%,
10/01/2044 376,396
0.0
250,000  Piedmont Natural Gas
Co., Inc., 4.100%,
09/18/2034 226,140
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
40,000  PPL Capital Funding,
Inc., 3.100%,
05/15/2026 $ 38,271
0.0
25,000  PPL Capital Funding,
Inc., 4.125%,
04/15/2030 23,644
0.0
25,000  PPL Electric Utilities
Corp., 3.000%,
10/01/2049 17,442
0.0
30,000  PPL Electric Utilities
Corp., 3.950%,
06/01/2047 24,367
0.0
20,000  PPL Electric Utilities
Corp., 4.125%,
06/15/2044 17,134
0.0
20,000  PPL Electric Utilities
Corp., 4.150%,
10/01/2045 16,941
0.0
25,000  PPL Electric Utilities
Corp., 4.150%,
06/15/2048 21,302
0.0
20,000  PPL Electric Utilities
Corp., 4.750%,
07/15/2043 18,652
0.0
40,000  PPL Electric Utilities
Corp., 5.000%,
05/15/2033 39,911
0.0
45,000  PPL Electric Utilities
Corp., 5.250%,
05/15/2053 44,517
0.0
20,000  PPL Electric Utilities
Corp., 6.250%,
05/15/2039 21,923
0.0
588,000  Public Service Co. of
Colorado, 3.700%,
06/15/2028 562,782
0.1
500,000  Public Service Co. of
Colorado, 4.100%,
06/15/2048 395,766
0.0
500,000  Public Service Co. of
Colorado 35, 1.900%,
01/15/2031 410,302
0.0
441,000  Public Service Electric
and Gas Co., MTN,
3.800%,
01/01/2043 364,248
0.0
250,000  Public Service Electric
and Gas Co. I, 4.000%,
06/01/2044 205,283
0.0
88,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 90,168
0.0
441,000  Sierra Pacific
Power Co., 2.600%,
05/01/2026 419,236
0.0
504,943  Southaven Combined
Cycle Generation LLC,
3.846%,
08/15/2033 475,253
0.1
441,000  Southern California
Edison Co., 4.000%,
04/01/2047 349,431
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
500,000  Southern California
Edison Co., 4.650%,
10/01/2043 $ 443,182
0.0
500,000  Southern California
Edison Co. 13-A,
3.900%,
03/15/2043 403,749
0.0
500,000  Southern California
Gas Co. VV, 4.300%,
01/15/2049 414,164
0.0
500,000  Southern Co. 21-B,
1.750%,
03/15/2028 442,046
0.0
588,000  Southern Co. Gas
Capital Corp., 4.400%,
05/30/2047 489,491
0.1
588,000  Southern Co. Gas
Capital Corp. 20-A,
1.750%,
01/15/2031 479,038
0.1
500,000  Southern Power Co.,
4.150%,
12/01/2025 491,923
0.1
500,000  Tampa Electric Co.,
2.400%,
03/15/2031 419,189
0.0
250,000  Tampa Electric Co.,
3.450%,
03/15/2051 178,066
0.0
20,000  Toledo Edison Co.,
6.150%,
05/15/2037 21,195
0.0
250,000  Union Electric Co.,
3.500%,
04/15/2024 249,612
0.0
300,000  Union Electric Co.,
3.900%,
09/15/2042 249,724
0.0
30,000  Virginia Electric and
Power Co., 2.300%,
11/15/2031 24,965
0.0
40,000  Virginia Electric and
Power Co., 2.400%,
03/30/2032 33,195
0.0
55,000  Virginia Electric and
Power Co., 2.450%,
12/15/2050 32,350
0.0
55,000  Virginia Electric and
Power Co., 2.950%,
11/15/2051 35,650
0.0
35,000  Virginia Electric and
Power Co., 3.300%,
12/01/2049 24,895
0.0
30,000  Virginia Electric and
Power Co., 4.000%,
01/15/2043 24,895
0.0
40,000  Virginia Electric and
Power Co., 4.450%,
02/15/2044 35,098
0.0
40,000  Virginia Electric and
Power Co., 4.600%,
12/01/2048 35,124
0.0
45,000  Virginia Electric and
Power Co., 5.000%,
04/01/2033 44,424
0.0
25,000  Virginia Electric and
Power Co., 5.300%,
08/15/2033 25,112
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
45,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 $ 44,574
0.0
40,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 41,180
0.0
30,000  Virginia Electric and
Power Co., 6.350%,
11/30/2037 32,543
0.0
45,000  Virginia Electric and
Power Co., 8.875%,
11/15/2038 60,339
0.0
30,000  Virginia Electric and
Power Co. A, 2.875%,
07/15/2029 27,251
0.0
20,000  Virginia Electric and
Power Co. A, 3.100%,
05/15/2025 19,513
0.0
45,000  Virginia Electric and
Power Co. A, 3.150%,
01/15/2026 43,478
0.0
45,000  Virginia Electric and
Power Co. A, 3.500%,
03/15/2027 43,244
0.0
45,000  Virginia Electric and
Power Co. A, 3.800%,
04/01/2028 43,223
0.0
36,000  Virginia Electric and
Power Co. A, 6.000%,
05/15/2037 37,816
0.0
25,000  Virginia Electric and
Power Co. B, 2.950%,
11/15/2026 23,779
0.0
40,000  Virginia Electric and
Power Co. B, 3.750%,
05/15/2027 38,604
0.0
35,000  Virginia Electric and
Power Co. B, 3.800%,
09/15/2047 27,108
0.0
20,000  Virginia Electric and
Power Co. B, 4.200%,
05/15/2045 16,821
0.0
35,000  Virginia Electric and
Power Co. B, 6.000%,
01/15/2036 37,010
0.0
30,000  Virginia Electric and
Power Co. C, 4.000%,
11/15/2046 24,180
0.0
40,000  Virginia Electric and
Power Co. C, 4.625%,
05/15/2052 34,948
0.0
35,000  Virginia Electric and
Power Co. D, 4.650%,
08/15/2043 31,503
0.0
136,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 134,803
0.0
250,000  Wisconsin Electric
Power Co., 4.250%,
06/01/2044 209,218
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
500,000  Wisconsin Power and
Light Co., 4.100%,
10/15/2044 $ 396,359
0.0
39,931,601
2.5
Total Corporate Bonds/
Notes
(Cost $502,293,291)
461,233,701
28.3
U.S. GOVERNMENT AGENCY OBLIGATIONS : 27.7%
Federal Agricultural Mortgage Corporation : 0.1%
2,050,000
1.620
%,
09/04/2025 1,961,043
0.1
Federal Farm Credit Banks Funding Corporation :
1.7%
1,175,000
2.320
%,
01/26/2032 996,569
0.1
2,938,000
2.380
%,
03/16/2032 2,537,196
0.1
7,344,000
2.390
%,
11/01/2034 6,054,441
0.4
2,938,000
2.400
%,
09/21/2026 2,789,288
0.2
2,350,000
2.600
%,
04/05/2027 2,227,966
0.1
2,938,000
2.850
%,
05/23/2025 2,872,546
0.2
2,938,000
2.900
%,
04/12/2032 2,626,346
0.1
2,938,000
3.375
%,
08/26/2024 2,916,440
0.2
2,350,000
3.400
%,
04/25/2034 2,149,936
0.1
1,763,000
3.500
%,
09/01/2032 1,644,766
0.1
1,175,000
3.780
%,
06/08/2028 1,136,636
0.1
27,952,130
1.7
Federal Home Loan Bank : 0.2%
3,110,000
1.100
%,
08/20/2026 2,857,077
0.2
1,175,000
3.500
%,
06/11/2032 1,102,342
0.0
3,959,419
0.2
Federal Home Loan Mortgage Association : 0.2%
(4)
473,000
6.625
%,
11/15/2030 534,142
0.0
2,015,000
7.125
%,
01/15/2030 2,304,857
0.2
2,838,999
0.2
Federal Home Loan Mortgage Corporation : 2.9%
(4)
1,482,333
3.000
%,
04/01/2045 1,318,973
0.1
1,567,026
3.000
%,
04/01/2045 1,396,930
0.1
5,514,913
3.000
%,
05/01/2045 4,902,571
0.3
2,395,819
3.000
%,
11/01/2046 2,125,760
0.2
2,838,240
3.000
%,
11/01/2047 2,509,984
0.2
97,498
3.500
%,
01/01/2042 89,951
0.0
321,408
3.500
%,
01/01/2042 296,936
0.0
1,261,425
3.500
%,
08/01/2042 1,157,170
0.1
5,532,016
3.500
%,
04/01/2043 5,074,656
0.3
5,380,414
3.500
%,
02/01/2044 4,922,358
0.3
1,984,231
3.500
%,
12/01/2046 1,812,239
0.1
1,044,226
3.500
%,
12/01/2047 956,412
0.1
5,896,109
3.500
%,
03/01/2048 5,400,281
0.4
31,960
4.000
%,
01/01/2025 31,613
0.0
37,369
4.000
%,
08/01/2040 35,493
0.0
297,597
4.000
%,
04/01/2041 282,492
0.0
383,138
4.000
%,
05/01/2041 363,622
0.0
25,552
4.000
%,
08/01/2041 24,251
0.0
146,827
4.000
%,
01/01/2042 139,349
0.0
627,823
4.000
%,
03/01/2042 595,851
0.1
37,260
4.000
%,
12/01/2042 35,373
0.0
525,337
4.000
%,
02/01/2044 503,737
0.1
192,054
4.000
%,
07/01/2045 182,205
0.0
126,573
4.000
%,
09/01/2045 120,082
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
166,395
4.000
%,
09/01/2045 $ 157,510
0.0
170,422
4.000
%,
09/01/2045 160,785
0.0
2,048,799
4.000
%,
11/01/2045 1,943,714
0.1
469,716
4.000
%,
05/01/2046 445,625
0.1
117,995
4.000
%,
11/01/2047 110,827
0.0
175,917
4.000
%,
03/01/2048 166,692
0.0
23,301
4.500
%,
03/01/2039 22,890
0.0
65,161
4.500
%,
08/01/2039 64,010
0.0
75,390
4.500
%,
09/01/2039 74,059
0.0
134,378
4.500
%,
09/01/2039 132,005
0.0
168,416
4.500
%,
09/01/2039 165,442
0.0
124,210
4.500
%,
10/01/2039 121,596
0.0
216,924
4.500
%,
12/01/2039 213,092
0.0
64,326
4.500
%,
03/01/2040 63,190
0.0
181,763
4.500
%,
04/01/2040 178,552
0.0
32,818
4.500
%,
06/01/2040 32,238
0.0
147,771
4.500
%,
07/01/2040 145,161
0.0
206,144
4.500
%,
07/01/2040 202,503
0.0
54,490
4.500
%,
08/01/2040 53,527
0.0
150,093
4.500
%,
08/01/2040 147,442
0.0
62,875
4.500
%,
03/01/2041 61,764
0.0
175,227
4.500
%,
03/01/2041 172,131
0.0
81,482
4.500
%,
04/01/2041 80,043
0.0
268,893
4.500
%,
06/01/2041 264,142
0.0
172,445
4.500
%,
07/01/2041 169,399
0.0
23,808
4.500
%,
08/01/2041 23,098
0.0
528,983
4.500
%,
08/01/2041 515,123
0.1
345,613
4.500
%,
07/01/2048 334,963
0.0
10,036
5.000
%,
03/01/2034 10,106
0.0
40,312
5.000
%,
12/01/2034 40,591
0.0
44,776
5.000
%,
08/01/2035 45,085
0.0
149,759
5.000
%,
08/01/2035 150,793
0.0
41,913
5.000
%,
10/01/2035 42,203
0.0
43,776
5.000
%,
10/01/2035 44,078
0.0
52,082
5.000
%,
10/01/2035 52,442
0.0
111,790
5.000
%,
12/01/2035 112,562
0.0
16,587
5.000
%,
04/01/2036 16,702
0.0
46,578
5.000
%,
11/01/2036 46,900
0.0
35,468
5.000
%,
02/01/2037 35,713
0.0
26,392
5.000
%,
05/01/2037 26,575
0.0
385,609
5.000
%,
10/01/2037 388,272
0.0
74,684
5.000
%,
03/01/2038 75,199
0.0
216,195
5.000
%,
03/01/2038 217,690
0.0
236,367
5.000
%,
03/01/2038 238,000
0.0
51,394
5.000
%,
04/01/2038 51,749
0.0
7,324
5.000
%,
10/01/2038 7,375
0.0
25,736
5.000
%,
06/01/2040 25,724
0.0
69,285
5.000
%,
08/01/2040 69,252
0.0
163,210
5.000
%,
04/01/2041 162,998
0.0
42,653
5.490
%,
02/01/2037 43,596
0.0
73
5.500
%,
12/01/2024 73
0.0
32,321
5.500
%,
09/01/2034 33,046
0.0
50,633
5.500
%,
01/01/2035 51,767
0.0
19,538
5.500
%,
09/01/2035 19,976
0.0
410,603
5.500
%,
09/01/2035 419,821
0.1
276,652
5.500
%,
10/01/2035 282,855
0.0
35,190
5.500
%,
03/01/2036 35,980
0.0
125,330
5.500
%,
03/01/2036 128,139
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
22,117
5.500
%,
05/01/2036 $ 22,613
0.0
106,105
5.500
%,
06/01/2036 108,483
0.0
1,897
5.500
%,
07/01/2036 1,939
0.0
6,836
5.500
%,
07/01/2036 6,990
0.0
37,867
5.500
%,
07/01/2036 38,716
0.0
6,675
5.500
%,
10/01/2036 6,824
0.0
48,634
5.500
%,
11/01/2036 49,726
0.0
3,368
5.500
%,
12/01/2036 3,443
0.0
23,961
5.500
%,
12/01/2036 24,499
0.0
34,098
5.500
%,
12/01/2036 34,863
0.0
5,009
5.500
%,
02/01/2037 5,122
0.0
31,850
5.500
%,
02/01/2037 32,565
0.0
10,766
5.500
%,
05/01/2037 11,008
0.0
1,312
5.500
%,
06/01/2037 1,342
0.0
16,719
5.500
%,
12/01/2037 17,095
0.0
9,159
5.500
%,
03/01/2038 9,365
0.0
2,509
5.500
%,
06/01/2038 2,565
0.0
5,341
5.500
%,
06/01/2038 5,462
0.0
4,803
5.500
%,
08/01/2038 4,898
0.0
400
5.500
%,
10/01/2038 410
0.0
347,922
5.500
%,
11/01/2038 355,732
0.0
5,428
5.500
%,
12/01/2038 5,550
0.0
6,935
5.500
%,
12/01/2038 7,090
0.0
9,366
5.500
%,
12/01/2038 9,576
0.0
9,324
5.500
%,
01/01/2039 9,533
0.0
56,130
5.500
%,
01/01/2039 57,390
0.0
31,536
5.500
%,
01/01/2040 32,245
0.0
34,586
5.500
%,
01/01/2040 35,362
0.0
31,015
5.500
%,
03/01/2040 31,713
0.0
96,226
5.500
%,
01/01/2041 98,390
0.0
45,305
5.750
%,
05/01/2037 46,690
0.0
35,385
5.800
%,
08/01/2037 36,550
0.0
32,707
5.800
%,
09/01/2037 33,784
0.0
64,328
5.800
%,
09/01/2037 66,446
0.0
1,432
6.000
%,
04/01/2028 1,460
0.0
15,479
6.000
%,
07/01/2028 15,641
0.0
82
6.000
%,
04/01/2036 84
0.0
1,616
6.000
%,
04/01/2036 1,677
0.0
4,425
6.000
%,
04/01/2036 4,591
0.0
14,123
6.000
%,
06/01/2036 14,664
0.0
4,840
6.000
%,
07/01/2036 5,022
0.0
1,204
6.000
%,
08/01/2036 1,219
0.0
4,648
6.000
%,
08/01/2036 4,823
0.0
22,811
6.000
%,
08/01/2036 23,385
0.0
25,851
6.000
%,
01/01/2037 26,823
0.0
23,018
6.000
%,
02/01/2037 23,885
0.0
1,263
6.000
%,
04/01/2037 1,310
0.0
1,015
6.000
%,
06/01/2037 1,054
0.0
5,272
6.000
%,
06/01/2037 5,440
0.0
119
6.000
%,
07/01/2037 124
0.0
3,650
6.000
%,
07/01/2037 3,787
0.0
1,029
6.000
%,
08/01/2037 1,068
0.0
1,729
6.000
%,
08/01/2037 1,794
0.0
3,485
6.000
%,
08/01/2037 3,616
0.0
8,292
6.000
%,
08/01/2037 8,602
0.0
123,406
6.000
%,
08/01/2037 127,385
0.0
1,481
6.000
%,
09/01/2037 1,537
0.0
2,073
6.000
%,
09/01/2037 2,099
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
2,709
6.000
%,
09/01/2037 $ 2,811
0.0
4,921
6.000
%,
10/01/2037 5,107
0.0
5,885
6.000
%,
10/01/2037 6,106
0.0
7,687
6.000
%,
10/01/2037 7,825
0.0
1,041
6.000
%,
11/01/2037 1,061
0.0
1,544
6.000
%,
11/01/2037 1,603
0.0
21,540
6.000
%,
11/01/2037 22,351
0.0
45,010
6.000
%,
12/01/2037 46,707
0.0
1,126
6.000
%,
01/01/2038 1,169
0.0
6,197
6.000
%,
01/01/2038 6,363
0.0
9,200
6.000
%,
01/01/2038 9,546
0.0
6,636
6.000
%,
05/01/2038 6,794
0.0
746
6.000
%,
06/01/2038 774
0.0
8,583
6.000
%,
07/01/2038 8,794
0.0
18,173
6.000
%,
07/01/2038 18,854
0.0
461
6.000
%,
09/01/2038 478
0.0
4,395
6.000
%,
09/01/2038 4,560
0.0
9,599
6.000
%,
09/01/2038 9,771
0.0
243,705
6.000
%,
09/01/2038 252,883
0.0
5,550
6.000
%,
11/01/2038 5,699
0.0
86,673
6.000
%,
01/01/2039 89,490
0.0
65,084
6.000
%,
04/01/2039 67,531
0.0
30,488
6.000
%,
08/01/2039 31,182
0.0
21,272
6.000
%,
10/01/2039 22,284
0.0
10,532
6.000
%,
11/01/2039 10,927
0.0
25,591
6.000
%,
11/01/2039 26,040
0.0
936
6.000
%,
12/01/2039 971
0.0
32,428
6.000
%,
05/01/2040 33,650
0.0
50,444
6.150
%,
12/01/2037 51,632
0.0
16,295
6.150
%,
01/01/2038 16,656
0.0
72,151
6.150
%,
02/01/2038 73,985
0.0
494,000
(1)
6.250
%,
07/15/2032 561,869
0.1
207,148
(3)
6.400
%, (RFUCCT1Y +
1.900%),
02/01/2042 207,715
0.0
5,430
6.500
%,
06/01/2036 5,667
0.0
1,183
6.500
%,
08/01/2036 1,236
0.0
448
6.500
%,
10/01/2036 463
0.0
18,439
6.500
%,
10/01/2036 19,251
0.0
6,606
6.500
%,
07/01/2037 6,832
0.0
3,976
6.500
%,
09/01/2037 4,155
0.0
1,765
6.500
%,
10/01/2037 1,828
0.0
2,539
6.500
%,
11/01/2037 2,647
0.0
1,877
6.500
%,
04/01/2038 1,975
0.0
8,436
6.500
%,
04/01/2038 8,989
0.0
233
6.500
%,
05/01/2038 241
0.0
1,301
6.500
%,
05/01/2038 1,342
0.0
916
6.500
%,
08/01/2038 959
0.0
139
6.500
%,
10/01/2038 144
0.0
4,346
6.500
%,
11/01/2038 4,548
0.0
4,521
6.500
%,
12/01/2038 4,714
0.0
6,301
6.500
%,
12/01/2038 6,511
0.0
49,672
6.500
%,
12/01/2038 51,385
0.0
191,336
6.500
%,
12/01/2038 198,515
0.0
2,602
6.500
%,
01/01/2039 2,740
0.0
46,807,473
2.9
Federal National Mortgage Association : 0.1%
(4)
530,059
3.000
%,
09/01/2046 458,503
0.0
614,137
3.720
%,
10/01/2029 590,780
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association (continued)
5,722
5.700
%,
07/01/2036 $ 5,694
0.0
33,551
5.700
%,
07/01/2036 33,338
0.0
1,088,315
0.1
Government National Mortgage Association : 5.8%
9,203,351
2.000
%,
01/20/2051 7,550,689
0.5
6,154,930
2.000
%,
02/20/2051 5,047,284
0.3
427,000
(5)
2.000
%,
04/20/2054 349,895
0.0
1,605,596
2.500
%,
03/20/2051 1,370,297
0.1
3,216,460
2.500
%,
04/20/2051 2,743,617
0.2
2,494,274
2.500
%,
05/20/2051 2,127,826
0.1
2,300,512
2.500
%,
08/20/2051 1,961,919
0.1
7,027,829
2.500
%,
09/20/2051 5,992,714
0.4
2,341,043
2.500
%,
10/20/2051 1,995,263
0.1
3,192,208
2.500
%,
11/20/2051 2,721,697
0.2
6,379,090
2.500
%,
12/20/2051 5,436,851
0.4
2,556,069
2.500
%,
04/20/2052 2,177,826
0.2
1,458,679
3.000
%,
07/20/2045 1,309,833
0.1
1,581,300
3.000
%,
10/20/2051 1,363,556
0.1
7,913,698
3.000
%,
10/20/2051 6,981,525
0.4
3,630,203
3.000
%,
11/20/2051 3,130,327
0.2
10,829,974
3.000
%,
11/20/2051 9,554,276
0.6
2,359,092
3.000
%,
12/20/2051 2,082,318
0.1
1,757,065
3.000
%,
03/20/2052 1,544,565
0.1
4,928,670
3.500
%,
03/20/2047 4,613,897
0.3
1,593,498
3.500
%,
09/20/2047 1,460,156
0.1
866,521
3.500
%,
01/20/2048 798,359
0.1
5,780,178
3.500
%,
02/20/2048 5,314,310
0.3
5,591,301
3.500
%,
03/20/2048 5,155,343
0.3
1,103,087
4.000
%,
10/20/2043 1,068,552
0.1
557,869
4.000
%,
03/20/2046 530,424
0.0
941,609
4.000
%,
03/20/2046 895,291
0.1
363,214
4.500
%,
02/20/2041 358,049
0.0
110,137
4.500
%,
03/20/2041 108,571
0.0
419,162
4.500
%,
05/20/2041 413,201
0.0
331,265
4.500
%,
06/20/2041 326,555
0.0
540,271
4.500
%,
07/20/2041 532,588
0.0
401,648
4.500
%,
09/20/2041 395,936
0.0
689,857
4.500
%,
10/20/2041 680,046
0.1
854,539
4.500
%,
01/20/2050 831,663
0.1
5,411
5.000
%,
10/15/2037 5,464
0.0
1,435
5.000
%,
04/15/2038 1,451
0.0
23,437
5.000
%,
03/15/2039 23,703
0.0
32,751
5.000
%,
08/15/2039 33,489
0.0
277,422
5.000
%,
09/15/2039 279,553
0.0
321,558
5.000
%,
09/15/2039 323,039
0.0
304,368
5.000
%,
02/15/2040 305,331
0.0
171,682
5.000
%,
04/15/2040 171,599
0.0
474,869
5.000
%,
06/15/2040 474,128
0.0
12,387
5.000
%,
07/15/2040 12,352
0.0
163,458
5.000
%,
04/15/2042 163,494
0.0
254,069
5.000
%,
04/20/2042 256,330
0.0
183,515
5.000
%,
06/20/2048 180,537
0.0
13,033
5.500
%,
07/20/2038 13,416
0.0
169,085
5.500
%,
09/20/2039 174,362
0.0
12,873
5.500
%,
10/20/2039 13,275
0.0
7,763
5.500
%,
11/20/2039 8,000
0.0
293,608
5.500
%,
11/20/2039 302,769
0.0
4,351
5.500
%,
12/20/2040 4,482
0.0
16,190
5.500
%,
01/20/2041 16,695
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
93,347
5.500
%,
03/20/2041 $ 96,258
0.0
143,927
5.500
%,
04/20/2041 148,417
0.0
229,005
5.500
%,
05/20/2041 236,149
0.0
225,341
5.500
%,
06/20/2041 232,373
0.0
1,050,000
(5)
5.500
%,
04/20/2054 1,049,178
0.1
6,396
6.000
%,
10/15/2036 6,659
0.0
16,662
6.000
%,
08/15/2037 17,270
0.0
14,134
6.000
%,
11/15/2037 14,633
0.0
3,582
6.000
%,
12/15/2037 3,651
0.0
1,730
6.000
%,
01/15/2038 1,762
0.0
16,851
6.000
%,
01/15/2038 17,545
0.0
194
6.000
%,
02/15/2038 199
0.0
13,875
6.000
%,
02/15/2038 14,446
0.0
37,794
6.000
%,
02/15/2038 38,686
0.0
67,961
6.000
%,
05/15/2038 70,552
0.0
78,858
6.000
%,
05/15/2038 80,400
0.0
8,813
6.000
%,
07/15/2038 9,046
0.0
26,272
6.000
%,
09/15/2038 27,152
0.0
378,052
6.000
%,
08/20/2040 386,298
0.0
94,139,362
5.8
Tennessee Valley Authority : 0.2%
10,000
6.150
%,
01/15/2038 11,611
0.0
2,938,000
7.125
%,
05/01/2030 3,363,428
0.2
3,375,039
0.2
Uniform Mortgage-Backed Securities : 16.5%
16,119,599
2.000
%,
12/01/2036 14,307,382
0.9
5,387,535
2.000
%,
02/01/2051 4,295,438
0.3
485,347
2.000
%,
05/01/2051 385,462
0.0
3,790,870
2.000
%,
05/01/2051 3,059,835
0.2
8,854,337
2.000
%,
05/01/2051 7,052,240
0.4
8,027,884
2.000
%,
09/01/2051 6,377,958
0.4
5,068,849
2.000
%,
10/01/2051 4,024,699
0.3
7,217,263
2.000
%,
11/01/2051 5,805,313
0.4
5,012,983
2.000
%,
01/01/2052 4,032,364
0.3
9,036,025
2.000
%,
01/01/2052 7,267,224
0.5
11,945,510
2.000
%,
01/01/2052 9,519,709
0.6
1,505,513
2.000
%,
02/01/2052 1,211,817
0.1
3,063,875
2.000
%,
02/01/2052 2,462,432
0.2
3,339,597
2.000
%,
02/01/2052 2,688,169
0.2
5,634,702
2.000
%,
02/01/2052 4,528,666
0.3
6,464,858
2.000
%,
02/01/2052 5,205,495
0.3
7,665,279
2.000
%,
02/01/2052 6,162,496
0.4
9,817,814
2.000
%,
02/01/2052 7,792,999
0.5
1,577,560
2.000
%,
03/01/2052 1,268,382
0.1
2,010,132
2.000
%,
03/01/2052 1,605,395
0.1
2,639,511
2.000
%,
04/01/2052 2,124,787
0.1
3,900,000
(5)
2.000
%,
04/01/2054 3,086,071
0.2
700,980
2.500
%,
09/01/2027 673,282
0.0
857,388
2.500
%,
06/01/2030 807,792
0.1
1,143,840
2.500
%,
06/01/2030 1,076,486
0.1
487,297
2.500
%,
07/01/2030 458,601
0.0
2,550,000
(5)
2.500
%,
04/01/2039 2,320,714
0.2
5,380,923
2.500
%,
06/01/2050 4,531,316
0.3
9,581,639
2.500
%,
08/01/2050 8,068,727
0.5
221,342
2.500
%,
11/01/2050 186,974
0.0
1,896,368
2.500
%,
05/01/2051 1,582,394
0.1
7,085,670
2.500
%,
06/01/2051 5,888,878
0.4
967,421
2.500
%,
09/01/2051 809,907
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
4,946,013
2.500
%,
11/01/2051 $ 4,139,932
0.3
4,528,495
2.500
%,
12/01/2051 3,812,530
0.2
5,125,051
2.500
%,
01/01/2052 4,293,503
0.3
1,058,420
2.500
%,
02/01/2052 882,472
0.1
1,441,607
2.500
%,
02/01/2052 1,201,953
0.1
1,909,976
2.500
%,
02/01/2052 1,613,431
0.1
2,316,763
2.500
%,
02/01/2052 1,942,895
0.1
5,179,725
2.500
%,
02/01/2052 4,294,617
0.3
1,493,386
2.500
%,
03/01/2052 1,251,668
0.1
2,054,395
2.500
%,
03/01/2052 1,722,604
0.1
5,735,505
2.500
%,
03/01/2052 4,810,956
0.3
3,675,153
2.500
%,
04/01/2052 3,081,591
0.2
234,591
3.000
%,
06/01/2026 229,047
0.0
1,333,857
3.000
%,
08/01/2030 1,274,514
0.1
510,072
3.000
%,
09/01/2030 486,186
0.0
13,920,429
3.000
%,
08/01/2035 13,043,339
0.8
5,760,496
3.000
%,
12/01/2042 5,145,705
0.3
2,419,796
3.000
%,
07/01/2043 2,161,498
0.1
1,096,850
3.000
%,
09/01/2043 979,905
0.1
1,437,569
3.000
%,
07/01/2046 1,275,285
0.1
507,000
3.000
%,
08/01/2046 447,769
0.0
5,994,787
3.000
%,
12/01/2046 5,283,493
0.3
2,405,481
3.000
%,
01/01/2052 2,113,922
0.1
508,859
3.500
%,
05/01/2029 495,092
0.0
407,071
3.500
%,
03/01/2041 375,750
0.0
441,620
3.500
%,
12/01/2041 407,152
0.0
456,608
3.500
%,
01/01/2042 420,729
0.0
1,052,212
3.500
%,
10/01/2042 967,893
0.1
2,474,888
3.500
%,
11/01/2042 2,274,637
0.1
1,253,761
3.500
%,
01/01/2046 1,148,274
0.1
927,194
3.500
%,
02/01/2046 849,060
0.1
1,941,010
3.500
%,
02/01/2046 1,777,776
0.1
2,056,987
3.500
%,
04/01/2046 1,876,463
0.1
1,014,809
3.500
%,
02/01/2052 920,828
0.1
793,371
3.500
%,
03/01/2052 720,552
0.1
3,806,103
3.500
%,
05/01/2052 3,420,608
0.2
73,440
4.000
%,
10/01/2040 69,621
0.0
356,024
4.000
%,
10/01/2040 337,478
0.0
2,632,987
4.000
%,
11/01/2040 2,495,833
0.2
348,582
4.000
%,
12/01/2040 330,427
0.0
444,670
4.000
%,
12/01/2040 421,497
0.0
492,152
4.000
%,
02/01/2041 466,543
0.0
144,631
4.000
%,
03/01/2041 137,098
0.0
136,835
4.000
%,
04/01/2041 129,707
0.0
100,170
4.000
%,
09/01/2041 94,951
0.0
270,493
4.000
%,
11/01/2041 256,392
0.0
101,394
4.000
%,
12/01/2041 96,108
0.0
347,450
4.000
%,
01/01/2042 329,336
0.0
173,357
4.000
%,
07/01/2042 164,323
0.0
468,168
4.000
%,
12/01/2042 443,901
0.0
725,921
4.000
%,
07/01/2043 694,253
0.1
322,434
4.000
%,
02/01/2044 307,288
0.0
412,369
4.000
%,
02/01/2044 393,580
0.0
71,977
4.000
%,
03/01/2044 68,729
0.0
346,985
4.000
%,
05/01/2045 328,891
0.0
1,881,919
4.000
%,
06/01/2045 1,783,195
0.1
260,813
4.000
%,
07/01/2045 247,209
0.0
370,501
4.000
%,
07/01/2045 353,620
0.0
575,595
4.000
%,
07/01/2045 545,637
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
614,752
4.000
%,
07/01/2045 $ 587,923
0.0
637,192
4.000
%,
02/01/2046 603,765
0.0
1,309,547
4.000
%,
02/01/2048 1,236,899
0.1
87,314
4.000
%,
03/01/2048 82,083
0.0
296,760
4.000
%,
03/01/2048 280,392
0.0
5,338,700
4.000
%,
05/01/2052 4,949,335
0.3
113,477
4.500
%,
07/01/2026 112,442
0.0
2,165
4.500
%,
06/01/2034 2,117
0.0
6,586
4.500
%,
05/01/2035 6,422
0.0
852
4.500
%,
03/01/2038 836
0.0
276
4.500
%,
05/01/2038 270
0.0
4,289
4.500
%,
06/01/2038 4,192
0.0
7,487
4.500
%,
07/01/2038 7,309
0.0
11,916
4.500
%,
09/01/2038 11,565
0.0
107,058
4.500
%,
03/01/2039 105,035
0.0
7,448
4.500
%,
04/01/2039 7,307
0.0
9,461
4.500
%,
04/01/2039 9,283
0.0
183,458
4.500
%,
07/01/2039 179,994
0.0
483,459
4.500
%,
09/01/2039 474,329
0.0
406,673
4.500
%,
10/01/2039 398,990
0.0
92,302
4.500
%,
12/01/2039 90,559
0.0
101,246
4.500
%,
12/01/2039 99,334
0.0
132,227
4.500
%,
12/01/2039 129,730
0.0
83,012
4.500
%,
03/01/2040 81,443
0.0
80,207
4.500
%,
10/01/2040 78,692
0.0
95,774
4.500
%,
10/01/2040 93,964
0.0
99,052
4.500
%,
10/01/2040 97,180
0.0
141,286
4.500
%,
03/01/2041 137,815
0.0
74,826
4.500
%,
06/01/2041 73,411
0.0
88,841
4.500
%,
06/01/2041 87,163
0.0
701,474
4.500
%,
06/01/2041 688,211
0.0
36,320
4.500
%,
07/01/2041 35,633
0.0
73,391
4.500
%,
07/01/2041 71,380
0.0
835,308
4.500
%,
07/01/2041 819,526
0.1
48,835
4.500
%,
08/01/2041 47,898
0.0
287,099
4.500
%,
08/01/2041 281,677
0.0
438,891
4.500
%,
08/01/2041 430,593
0.0
3,058,387
4.500
%,
08/01/2052 2,935,256
0.2
6,453,598
4.500
%,
10/01/2052 6,147,828
0.4
3,375
5.000
%,
03/01/2027 3,370
0.0
1,494,197
5.000
%,
05/01/2042 1,502,635
0.1
5,243,624
5.000
%,
09/01/2052 5,122,314
0.3
8,800,602
5.000
%,
09/01/2052 8,603,801
0.5
281
5.500
%,
07/01/2024 283
0.0
2,131
5.500
%,
08/01/2025 2,149
0.0
528
5.500
%,
07/01/2027 526
0.0
143
5.500
%,
08/01/2027 142
0.0
41,612
5.500
%,
03/01/2034 42,491
0.0
41,294
5.500
%,
04/01/2034 42,167
0.0
16,621
5.500
%,
11/01/2034 16,973
0.0
17,769
5.500
%,
12/01/2034 18,145
0.0
205,018
5.500
%,
02/01/2035 209,358
0.0
31,676
5.500
%,
05/01/2035 32,347
0.0
28,819
5.500
%,
09/01/2035 29,429
0.0
128,947
5.500
%,
09/01/2035 131,676
0.0
23,803
5.500
%,
04/01/2036 24,307
0.0
38,324
5.500
%,
04/01/2036 39,136
0.0
7,755
5.500
%,
05/01/2036 7,919
0.0
15,151
5.500
%,
06/01/2036 15,472
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
101,388
5.500
%,
07/01/2036 $ 103,534
0.0
57,852
5.500
%,
11/01/2036 59,079
0.0
82,894
5.500
%,
12/01/2036 84,650
0.0
165,832
5.500
%,
12/01/2036 169,343
0.0
27,506
5.500
%,
01/01/2037 28,088
0.0
23,423
5.500
%,
03/01/2037 23,920
0.0
120,122
5.500
%,
03/01/2037 122,669
0.0
249,880
5.500
%,
03/01/2037 255,178
0.0
102,184
5.500
%,
08/01/2037 104,348
0.0
280
5.500
%,
01/01/2038 286
0.0
341
5.500
%,
01/01/2038 348
0.0
1,404
5.500
%,
01/01/2038 1,434
0.0
3,915
5.500
%,
03/01/2038 3,998
0.0
3,825
5.500
%,
05/01/2038 3,906
0.0
15,428
5.500
%,
06/01/2038 15,755
0.0
394,924
5.500
%,
09/01/2038 402,265
0.0
116,948
5.500
%,
12/01/2038 119,429
0.0
28,162
5.500
%,
06/01/2039 28,760
0.0
34,189
5.500
%,
05/01/2040 34,915
0.0
210,444
5.500
%,
06/01/2040 214,907
0.0
4,564,460
5.500
%,
06/01/2053 4,544,614
0.3
1,370,000
(5)
5.500
%,
04/01/2054 1,363,414
0.1
2,923
6.000
%,
01/01/2034 2,968
0.0
23,206
6.000
%,
12/01/2034 24,049
0.0
6,036
6.000
%,
05/01/2035 6,149
0.0
13,044
6.000
%,
01/01/2036 13,234
0.0
26,906
6.000
%,
01/01/2036 27,371
0.0
6,059
6.000
%,
02/01/2036 6,279
0.0
10,021
6.000
%,
03/01/2036 10,330
0.0
13,319
6.000
%,
03/01/2036 13,942
0.0
1,464
6.000
%,
04/01/2036 1,482
0.0
4,815
6.000
%,
04/01/2036 4,990
0.0
36,284
6.000
%,
05/01/2036 37,596
0.0
100
6.000
%,
06/01/2036 103
0.0
1,420
6.000
%,
08/01/2036 1,448
0.0
8,302
6.000
%,
08/01/2036 8,603
0.0
6,549
6.000
%,
09/01/2036 6,786
0.0
21,723
6.000
%,
09/01/2036 22,509
0.0
33,855
6.000
%,
09/01/2036 34,826
0.0
7,296
6.000
%,
10/01/2036 7,521
0.0
78,528
6.000
%,
12/01/2036 80,298
0.0
260,510
6.000
%,
12/01/2036 269,240
0.0
6,336
6.000
%,
01/01/2037 6,443
0.0
4,654
6.000
%,
02/01/2037 4,764
0.0
4,451
6.000
%,
04/01/2037 4,539
0.0
34,280
6.000
%,
07/01/2037 35,528
0.0
136
6.000
%,
08/01/2037 137
0.0
1,255
6.000
%,
08/01/2037 1,297
0.0
8,344
6.000
%,
08/01/2037 8,647
0.0
190
6.000
%,
09/01/2037 196
0.0
474
6.000
%,
09/01/2037 482
0.0
2,084
6.000
%,
09/01/2037 2,160
0.0
4,148
6.000
%,
09/01/2037 4,299
0.0
6,353
6.000
%,
09/01/2037 6,522
0.0
137
6.000
%,
10/01/2037 142
0.0
808
6.000
%,
10/01/2037 835
0.0
960
6.000
%,
10/01/2037 987
0.0
1,785
6.000
%,
10/01/2037 1,837
0.0
373
6.000
%,
11/01/2037 381
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
881
6.000
%,
11/01/2037 $ 895
0.0
5,480
6.000
%,
11/01/2037 5,583
0.0
6,033
6.000
%,
11/01/2037 6,165
0.0
7,582
6.000
%,
11/01/2037 7,835
0.0
19,389
6.000
%,
11/01/2037 20,091
0.0
2,092
6.000
%,
12/01/2037 2,150
0.0
9,793
6.000
%,
12/01/2037 10,149
0.0
14,087
6.000
%,
12/01/2037 14,600
0.0
23,659
6.000
%,
12/01/2037 24,516
0.0
3,996
6.000
%,
01/01/2038 4,067
0.0
663
6.000
%,
02/01/2038 674
0.0
34,421
6.000
%,
02/01/2038 35,359
0.0
2,047
6.000
%,
03/01/2038 2,088
0.0
58,734
6.000
%,
03/01/2038 59,873
0.0
6,375
6.000
%,
04/01/2038 6,572
0.0
122,439
6.000
%,
04/01/2038 126,896
0.0
6,838
6.000
%,
05/01/2038 6,946
0.0
9,579
6.000
%,
05/01/2038 9,927
0.0
953
6.000
%,
06/01/2038 972
0.0
6,966
6.000
%,
07/01/2038 7,118
0.0
21,427
6.000
%,
07/01/2038 21,975
0.0
714
6.000
%,
08/01/2038 727
0.0
1,339
6.000
%,
08/01/2038 1,388
0.0
5,907
6.000
%,
09/01/2038 6,025
0.0
7,844
6.000
%,
09/01/2038 8,040
0.0
30,643
6.000
%,
09/01/2038 31,428
0.0
14,685
6.000
%,
10/01/2038 15,061
0.0
20,233
6.000
%,
10/01/2038 20,861
0.0
31,789
6.000
%,
10/01/2038 32,944
0.0
267,794
6.000
%,
10/01/2039 277,541
0.0
5,683
6.000
%,
11/01/2039 5,771
0.0
189
6.500
%,
04/01/2030 195
0.0
47,012
6.500
%,
02/01/2034 48,425
0.0
4,387
6.500
%,
11/01/2034 4,647
0.0
7,862
6.500
%,
01/01/2036 8,225
0.0
13,445
6.500
%,
03/01/2036 13,979
0.0
20,829
6.500
%,
04/01/2036 21,291
0.0
3,592
6.500
%,
06/01/2036 3,712
0.0
539
6.500
%,
07/01/2036 558
0.0
743
6.500
%,
07/01/2036 777
0.0
4,420
6.500
%,
07/01/2036 4,556
0.0
9,075
6.500
%,
07/01/2036 9,467
0.0
11,078
6.500
%,
07/01/2036 11,538
0.0
27,420
6.500
%,
07/01/2036 28,453
0.0
496
6.500
%,
08/01/2036 512
0.0
590
6.500
%,
09/01/2036 615
0.0
5,885
6.500
%,
09/01/2036 6,098
0.0
6,269
6.500
%,
09/01/2036 6,461
0.0
46,098
6.500
%,
09/01/2036 47,736
0.0
720
6.500
%,
11/01/2036 744
0.0
1,447
6.500
%,
11/01/2036 1,514
0.0
1,019
6.500
%,
12/01/2036 1,055
0.0
11,181
6.500
%,
12/01/2036 11,538
0.0
40
6.500
%,
01/01/2037 41
0.0
17,186
6.500
%,
01/01/2037 17,806
0.0
26,763
6.500
%,
01/01/2037 27,875
0.0
2,754
6.500
%,
03/01/2037 2,835
0.0
4,506
6.500
%,
03/01/2037 4,645
0.0
9,590
6.500
%,
03/01/2037 9,880
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
143
6.500
%,
07/01/2037 $ 149
0.0
208
6.500
%,
08/01/2037 215
0.0
1,123
6.500
%,
08/01/2037 1,161
0.0
1,278
6.500
%,
08/01/2037 1,316
0.0
232
6.500
%,
09/01/2037 244
0.0
502
6.500
%,
09/01/2037 520
0.0
516
6.500
%,
09/01/2037 538
0.0
2,864
6.500
%,
09/01/2037 3,002
0.0
7,075
6.500
%,
09/01/2037 7,325
0.0
54,248
6.500
%,
09/01/2037 56,964
0.0
66,376
6.500
%,
09/01/2037 68,884
0.0
238
6.500
%,
10/01/2037 248
0.0
946
6.500
%,
10/01/2037 994
0.0
2,028
6.500
%,
10/01/2037 2,106
0.0
5,846
6.500
%,
10/01/2037 6,084
0.0
13,333
6.500
%,
10/01/2037 13,854
0.0
40,424
6.500
%,
11/01/2037 42,155
0.0
1,134
6.500
%,
12/01/2037 1,169
0.0
1,214
6.500
%,
12/01/2037 1,254
0.0
1,304
6.500
%,
12/01/2037 1,346
0.0
1,314
6.500
%,
12/01/2037 1,357
0.0
4,531
6.500
%,
12/01/2037 4,669
0.0
5,058
6.500
%,
12/01/2037 5,255
0.0
51,057
6.500
%,
12/01/2037 53,078
0.0
459
6.500
%,
01/01/2038 473
0.0
7,507
6.500
%,
01/01/2038 7,869
0.0
38,355
6.500
%,
03/01/2038 40,327
0.0
23,783
6.500
%,
04/01/2038 24,997
0.0
24,096
6.500
%,
08/01/2038 25,098
0.0
31,917
6.500
%,
08/01/2038 32,940
0.0
19,856
6.500
%,
09/01/2038 20,572
0.0
1,480
6.500
%,
10/01/2038 1,556
0.0
5,669
6.500
%,
10/01/2038 5,859
0.0
10,850
6.500
%,
10/01/2038 11,335
0.0
91,270
6.500
%,
10/01/2038 95,431
0.0
7,758
6.500
%,
11/01/2038 8,109
0.0
438
6.500
%,
01/01/2039 453
0.0
22,254
6.500
%,
01/01/2039 23,020
0.0
4,672
6.500
%,
03/01/2039 4,830
0.0
4,709
6.500
%,
09/01/2039 4,857
0.0
269,635,859
16.5
Total U.S. Government
Agency Obligations
(Cost $494,843,583)
451,757,639
27.7
COMMERCIAL MORTGAGE-BACKED SECURITIES : 1.9%
2,937,743  BANK 2021-BN33 A5,
2.556%,
05/15/2064 2,495,836
0.2
470,039
(3)
BANK 2022-BNK39
A4, 2.928%,
02/15/2055 405,872
0.0
1,733,268
(3)
BANK 2022-BNK41
A4, 3.790%,
04/15/2065 1,592,952
0.1
1,468,871  Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 AS, 3.748%,
02/15/2050 1,384,105
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,350,194  Benchmark Mortgage
Trust 2018-B3 A5,
4.025%,
04/10/2051 $ 2,233,633
0.1
648,066  Benchmark Mortgage
Trust 2019-B10 A4,
3.717%,
03/15/2062 608,482
0.0
2,937,743  Benchmark Mortgage
Trust 2020-B21 A5,
1.978%,
12/17/2053 2,404,432
0.2
881,323  Benchmark Mortgage
Trust 2021-B28 A5,
2.224%,
08/15/2054 726,795
0.0
3,819,066
(3)
Benchmark Mortgage
Trust 2022-B35 A5,
4.444%,
05/15/2055 3,580,468
0.2
1,259,296
(2)(3)
BX Trust 2022-PSB A,
7.776%, (TSFR1M +
2.451%),
08/15/2039 1,268,733
0.1
501,000  COMM Mortgage
Trust 2016-COR1 AM,
3.494%,
10/10/2049 460,785
0.0
1,000,000
(3)
CSAIL Commercial
Mortgage Trust
2016-C7 B, 4.325%,
11/15/2049 922,588
0.1
350,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K047 A2, 3.329%,
05/25/2025 342,809
0.0
285,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K053 A2, 2.995%,
12/25/2025 276,022
0.0
315,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K100 A2, 2.673%,
09/25/2029 286,071
0.0
300,000  Freddie Mac Multifamily
Structured Pass
Through Certificates
K511 A2, 4.860%,
10/25/2028 301,691
0.0
15,827
(3)
Ginnie Mae 2011-127
C, 3.500%,
03/16/2047 15,686
0.0
1,033,044  Ginnie Mae 2014-50
C, 3.400%,
02/16/2047 1,003,670
0.1
1,705,440  JPMDB Commercial
Mortgage Securities
Trust 2016-C2 A3A,
2.881%,
06/15/2049 1,630,204
0.1
1,028,210  JPMDB Commercial
Mortgage Securities
Trust 2019-COR6 A4,
3.057%,
11/13/2052 875,351
0.1
422,182
(2)(3)
LAQ Mortgage Trust
2023-LAQ A, 7.417%,
(TSFR1M + 2.091%),
03/15/2036 424,216
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
587,549
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C22 C,
4.193%,
04/15/2048 $ 527,588
0.0
890,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C25 A5,
3.635%,
10/15/2048 863,521
0.1
625,000  Morgan Stanley Capital
I Trust 2016-BNK2 AS,
3.282%,
11/15/2049 576,867
0.0
2,937,743  Morgan Stanley Capital
I Trust 2021-L5 A4,
2.728%,
05/15/2054 2,522,914
0.2
588,000
(2)(3)
MSCG Trust 2015-
ALDR A2, 3.462%,
06/07/2035 535,176
0.0
587,549
(3)
UBS Commercial
Mortgage Trust 2018-
C9 A4, 4.117%,
03/15/2051 550,728
0.0
931,191  Wells Fargo
Commercial Mortgage
Trust 2015-P2 A3,
3.541%,
12/15/2048 906,932
0.1
529,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 A5,
2.626%,
04/15/2054 450,162
0.0
1,100,000
(3)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 1,044,121
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $34,848,285)
31,218,410
1.9
SOVEREIGN BONDS : 1.6%
300,000
(1)
Asian Development
Bank, GMTN,
2.125
%,
03/19/2025 291,704
0.0
1,065,000  Chile Government
International Bond,
3.100
%,
05/07/2041 791,365
0.1
656,932  Chile Government
International Bond,
4.950
%,
01/05/2036 637,840
0.0
441,000  European Investment
Bank,
0.625
%,
07/25/2025 416,868
0.0
500,000  Export-Import Bank
of Korea,
3.250
%,
08/12/2026 481,988
0.0
588,000  Indonesia Government
International Bond,
1.850
%,
03/12/2031 482,160
0.0
588,000  Indonesia Government
International Bond,
4.350
%,
01/11/2048 516,824
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
588,000  Indonesia Government
International Bond,
4.850
%,
01/11/2033 $ 584,141
0.0
1,410,000  Inter-American
Development Bank,
0.625
%,
07/15/2025 1,335,432
0.1
588,000
(1)
Inter-American
Development Bank,
3.200
%,
08/07/2042 481,129
0.0
520,000  Israel Government
International Bond,
4.500
%,
01/17/2033 486,363
0.0
500,000  Korea International
Bond,
4.125
%,
06/10/2044 453,165
0.0
881,000  Mexico Government
International Bond,
2.659
%,
05/24/2031 736,956
0.1
1,521,000  Mexico Government
International Bond,
6.000
%,
05/07/2036 1,527,844
0.1
2,938,000  Mexico Government
International Bond,
MTN,
4.750
%,
03/08/2044 2,466,084
0.2
588,000  Panama Government
International Bond,
3.870
%,
07/23/2060 340,599
0.0
1,493,000  Panama Government
International Bond,
6.400
%,
02/14/2035 1,413,498
0.1
2,350,000  Peruvian Government
International Bond,
6.550
%,
03/14/2037 2,562,234
0.2
2,350,000  Philippine Government
International Bond,
6.375
%,
01/15/2032 2,557,094
0.2
1,763,000  Province of British
Columbia Canada,
2.250
%,
06/02/2026 1,672,938
0.1
1,763,000  Province of Ontario
Canada,
1.050
%,
04/14/2026 1,635,479
0.1
1,763,000  Province of Ontario
Canada,
1.125
%,
10/07/2030 1,431,643
0.1
1,410,000  Republic of Italy
Government
International Bond,
1.250
%,
02/17/2026 1,308,515
0.1
588,000  Republic of Poland
Government
International Bond,
3.250
%,
04/06/2026 572,930
0.0
1,543,000  Uruguay Government
International Bond,
5.100
%,
06/18/2050 1,497,192
0.1
Total Sovereign Bonds
(Cost $29,112,292)
26,681,985
1.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
MUNICIPAL BONDS : 0.9%
California : 0.2%
2,545,000  State of California,
7.550%,
04/01/2039 $ 3,121,908
0.2
Connecticut : 0.2%
2,195,000  State of Connecticut A,
5.850%,
03/15/2032 2,301,270
0.2
New Jersey : 0.2%
2,012,000  New Jersey Turnpike
Authority A, 7.102%,
01/01/2041 2,342,143
0.2
New York : 0.2%
2,055,000  Metropolitan
Transportation Authority
E, 6.814%,
11/15/2040 2,289,861
0.1
1,370,000  Port Authority of New
York & New Jersey,
4.926%,
10/01/2051 1,337,976
0.1
3,627,837
0.2
Washington : 0.1%
2,290,000  State of Washington F,
5.140%,
08/01/2040 2,290,000
0.1
Total Municipal Bonds
(Cost $13,379,308)
13,683,158
0.9
COLLATERALIZED MORTGAGE OBLIGATIONS : 0.6%
348,205  Fannie Mae REMIC
Trust 2006-78 BZ,
6.500%,
08/25/2036 361,965
0.0
388,195  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 348,001
0.0
9,621,754  Seasoned Loans
Structured Transaction
Trust Series 2019-
2 A1C, 2.750%,
09/25/2029 8,845,982
0.6
Total Collateralized
Mortgage Obligations
(Cost $9,821,034)
9,555,948
0.6
ASSET-BACKED SECURITIES : 0.6%
Automobile Asset-Backed Securities : 0.4%
1,000,000  Ally Auto Receivables
Trust 2024-1 A4,
4.940%,
10/15/2029 1,001,230
0.1
1,000,000  GM Financial
Automobile Leasing
Trust 2023-1 A4,
5.160%,
01/20/2027 997,833
0.1
211,162  GM Financial Consumer
Automobile Receivables
Trust 2021-3 A3,
0.480%,
06/16/2026 206,176
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
588,000  Honda Auto
Receivables Owner
Trust 2021-2 A4,
0.550%,
08/16/2027 $ 569,866
0.0
252,375  Mercedes-Benz Auto
Receivables Trust
2021-1 A3, 0.460%,
06/15/2026 246,075
0.0
397,089  Nissan Auto
Receivables Owner
Trust 2022-A A3,
1.860%,
08/17/2026 387,237
0.0
441,000  Nissan Auto
Receivables Owner
Trust 2022-B A4,
4.450%,
11/15/2029 434,117
0.0
630,000  Toyota Auto
Receivables Owner
Trust 2022-C A4,
3.770%,
02/15/2028 611,558
0.1
500,000  Toyota Auto
Receivables Owner
Trust 2022-D A4,
5.430%,
04/17/2028 505,473
0.0
1,000,000  Volkswagen Auto Lease
Trust 2024-A A4,
5.200%,
12/20/2028 1,001,455
0.1
302,966  Volkswagen Auto Loan
Enhanced Trust 2021-1
A3, 1.020%,
06/22/2026 295,948
0.0
75,183  World Omni Auto
Receivables Trust
2021-D A3, 0.810%,
10/15/2026 73,209
0.0
6,330,177
0.4
Credit Card Asset-Backed Securities : 0.1%
650,000  American Express
Credit Account Master
Trust 2022-4 A,
4.950%,
10/15/2027 648,056
0.1
Other Asset-Backed Securities : 0.1%
1,500,000  John Deere Owner
Trust 2024 2024-A A4,
4.910%,
02/18/2031 1,497,923
0.1
588,000  Verizon Master Trust
2021-1 A, 0.500%,
05/20/2027 583,787
0.0
2,081,710
0.1
Total Asset-Backed
Securities
(Cost $9,095,977)
9,059,943
0.6
Total Long-Term
Investments
(Cost $1,675,957,170)
1,570,911,058
96.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 16.9%
Commercial Paper : 14.8%
25,000,000
Cargill, Inc.,
21.970
%,
04/01/2024 $ 24,985,000
1.5
10,000,000  Caterpillar Financial
Services Corp.,
13.500
%,
04/02/2024 9,992,629
0.6
500,000  Consolidated Edison,
7.240
%,
04/10/2024 499,014
0.0
28,100,000  Consolidated Edison,
11.140
%,
04/03/2024 28,074,359
1.7
32,000,000  CVS Caremark,
21.960
%,
04/01/2024 31,980,815
2.0
7,500,000  Dominion Energy, Inc.,
6.170
%,
05/01/2024 7,460,994
0.5
2,000,000  Dominion Energy, Inc.,
6.630
%,
04/16/2024 1,994,218
0.1
10,000,000  Duke Energy Co.,
6.080
%,
05/17/2024 9,922,500
0.6
8,000,000  Enbridge (US), Inc.,
6.290
%,
05/06/2024 7,950,791
0.5
8,000,000  Enbridge (US), Inc.,
9.850
%,
04/04/2024 7,991,398
0.5
17,000,000  Entergy Corp.,
21.960
%,
04/01/2024 16,989,808
1.0
32,000,000
Exelon Corp.,
22.080
%,
04/01/2024 31,980,708
2.0
15,000,000  Johnson Controls
International plc,
13.740
%,
04/02/2024 14,988,750
0.9
23,600,000  McCormick & Company,
Inc.,
22.080
%,
04/01/2024 23,585,773
1.4
22,750,000  SYSCO Corp.,
21.930
%,
04/01/2024 22,736,379
1.4
1,500,000  The Sherwin-
Williams Co.,
6.070
%,
05/02/2024 1,492,081
0.1
Total Commercial Paper
(Cost $242,772,922)
242,625,217
14.8
Repurchase Agreements : 1.4%
107,615
(6)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase Amount
$107,678, collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market
Value plus accrued
interest $109,767, due
08/01/33-03/01/54)
107,615
0.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,734,008
(6)
Bethesda Securities,
LLC, Repurchase
Agreement dated
03/28/2024, 5.430%,
due 04/01/2024
(Repurchase
Amount $3,736,230,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market Value
plus accrued interest
$3,808,688, due
10/01/27-01/01/57)
$ 3,734,008
0.2
6,041,088
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/28/2024, 5.370%,
due 04/01/2024
(Repurchase
Amount $6,044,643,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$6,161,910, due
12/24/26-02/20/74)
6,041,088
0.4
6,102,109
(6)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $6,105,680,
collateralized by various
U.S. Government
Agency Obligations,
3.000%-5.500%, Market
Value plus accrued
interest $6,224,151, due
01/01/39-11/01/52)
6,102,109
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
6,102,109
(6)
State Of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/28/2024, 5.400%,
due 04/01/2024
(Repurchase
Amount $6,105,720,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$6,226,491, due
04/15/25-02/15/53)
$ 6,102,109
0.4
Total Repurchase
Agreements
(Cost $22,086,929)
22,086,929
1.4
Time Deposits : 0.2%
620,000
(6)
Canadian Imperial Bank
of Commerce,
5.310
%,
04/01/2024 620,000
0.1
470,000
(6)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
04/01/2024 470,000
0.0
550,000
(6)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024 550,000
0.0
610,000
(6)
Royal Bank of Canada,
5.320
%,
04/01/2024 610,000
0.0
620,000
(6)
Skandinaviska Enskilda
Banken AB,
5.310
%,
04/01/2024 620,000
0.1
580,000
(6)
Societe Generale,
5.310
%,
04/01/2024 580,000
0.0
Total Time Deposits
(Cost $3,450,000)
3,450,000
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.5%
7,541,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $7,541,000) $ 7,541,000 0.5
Total Short-Term
Investments
(Cost $275,850,851)
275,703,146
16.9
Total Investments in
Securities
(Cost $1,951,808,021) $ 1,846,614,204 113.3
Liabilities in Excess of
Other Assets
(216,302,082) (13.3)
Net Assets $ 1,630,312,122 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Variable rate security. Rate shown is the rate in effect as of March
31, 2024.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents or includes a TBA transaction.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of March 31, 2024.
Reference Rate Abbreviations:
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya U.S. Bond Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
U.S. Treasury Obligations $ — $ 567,720,274 $ — $ 567,720,274
Corporate Bonds/Notes — 461,233,701 — 461,233,701
U.S. Government Agency Obligations — 451,757,639 — 451,757,639
Commercial Mortgage-Backed Securities — 31,218,410 — 31,218,410
Sovereign Bonds — 26,681,985 — 26,681,985
Municipal Bonds — 13,683,158 — 13,683,158
Collateralized Mortgage Obligations — 9,555,948 — 9,555,948
Asset-Backed Securities — 9,059,943 — 9,059,943
Short-Term Investments 7,541,000 268,162,146 — 275,703,146
Total Investments, at fair value $ 7,541,000 $ 1,839,073,204 $ — $ 1,846,614,204
Other Financial Instruments+
Futures 511,817 — — 511,817
Total Assets $ 8,052,817 $ 1,839,073,204 $ — $ 1,847,126,021
Liabilities Table
Other Financial Instruments+
Futures $ (227,356) $ — $ — $ (227,356)
Total Liabilities $ (227,356) $ — $ — $ (227,356)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 291 06/28/24 $ 59,504,953 $ (18,894)
U.S. Treasury 10-Year Note 203 06/18/24 22,491,766 78,002
U.S. Treasury Long Bond 40 06/18/24 4,817,500 (6,336)
U.S. Treasury Ultra Long Bond 214 06/18/24 27,606,000 433,815
$ 114,420,219 $ 486,587
Short Contracts:
U.S. Treasury 5-Year Note (140) 06/28/24 (14,982,188) (25,425)
U.S. Treasury Ultra 10-Year Note (297) 06/18/24 (34,038,984) (176,701)
$ (49,021,172) $ (202,126)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 5,566,282
Gross Unrealized Depreciation (110,760,099)
Net Unrealized Depreciation $ (105,193,817)